AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 68.9%

COMMON STOCKS - 68.9%

Aerospace & Defense - 2.6%
Arconic, Inc.(a)	394	6,328
Axon Enterprise, Inc.*(a)	150	10,616
HEICO Corp.	108	8,058
L3Harris Technologies, Inc.	60	10,807
Lockheed Martin Corp.	32	10,846
Mercury Systems, Inc.*	152	10,844
Teledyne Technologies, Inc.*	34	10,107
TransDigm Group, Inc.	22	7,044
		74,650
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*	158	7,702

Auto Components - 0.3%
Gentex Corp.	440	9,750

Automobiles - 0.3%
Tesla, Inc.*	18	9,432

Beverages - 0.8%
Boston Beer Co., Inc. (The), Class A*	32	11,762
Brown-Forman Corp., Class B(a)	192	10,658
		22,420
Biotechnology - 1.2%
ACADIA Pharmaceuticals, Inc.*(a)	284	11,999
Alnylam Pharmaceuticals, Inc.*(a)	102	11,103
Seattle Genetics, Inc.*	106	12,230
		35,332
Building Products - 0.9%
Allegion plc(a)	102	9,386
Armstrong World Industries, Inc.(a)	118	9,372
Fortune Brands Home & Security, Inc.	190	8,217
		26,975
Capital Markets - 4.6%
Ameriprise Financial, Inc.(a)	82	8,403
BlackRock, Inc.(a)	26	11,439
Blackstone Group, Inc. (The), Class A(a)	220	10,025
FactSet Research Systems, Inc.	44	11,470
Federated Hermes, Inc., Class B	410	7,811
LPL Financial Holdings, Inc.	146	7,947
MarketAxess Holdings, Inc.	36	11,973
Moody's Corp.	48	10,152
Morgan Stanley	264	8,976
Morningstar, Inc.	80	9,300
MSCI, Inc.	40	11,558
S&P Global, Inc.	44	10,782
T. Rowe Price Group, Inc.	100	9,765
		129,601
Chemicals - 1.9%
Air Products & Chemicals, Inc.(a)	54	10,779
FMC Corp.	126	10,293
Linde plc	62	10,726
Scotts Miracle-Gro Co. (The)	110	11,264
Sherwin-Williams Co. (The)	22	10,109
		53,171
Commercial Services & Supplies - 1.0%
Cintas Corp.(a)	44	7,621
Copart, Inc.*(a)	140	9,593
Tetra Tech, Inc.	140	9,887
		27,101
Communications Equipment - 0.4%
Lumentum Holdings, Inc.*	154	11,350

Construction & Engineering - 0.5%
AECOM*(a)	260	7,761
MasTec, Inc.*	238	7,790
		15,551
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	52	9,840

Consumer Finance - 0.4%
OneMain Holdings, Inc.	316	6,042
Santander Consumer USA Holdings, Inc.	480	6,677
		12,719
Containers & Packaging - 1.1%
Avery Dennison Corp.(a)	102	10,391
Ball Corp.(a)	166	10,733
Crown Holdings, Inc.*(a)	166	9,635
		30,759
Diversified Consumer Services - 0.3%
frontdoor, Inc.*	274	9,530

Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	550	7,947
Voya Financial, Inc.	220	8,921
		16,868
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc., Class A*	168	9,571

Electric Utilities - 2.2%
American Electric Power Co., Inc.(a)	132	10,557
Entergy Corp.	100	9,397
Eversource Energy	136	10,637
NextEra Energy, Inc.	46	11,069
Southern Co. (The)	192	10,395
Xcel Energy, Inc.	188	11,336
		63,391

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.4%
Generac Holdings, Inc.*	114	10,621

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.(a)	100	9,327

Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One, Class C*	300	8,169
Roku, Inc.*	104	9,098
Zynga, Inc., Class A*	1,738	11,905
		29,172
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.(a)	52	11,323
Americold Realty Trust(a)	380	12,935
Crown Castle International Corp.(a)	80	11,552
EastGroup Properties, Inc.	94	9,821
Equinix, Inc.	20	12,491
Equity LifeStyle Properties, Inc.	168	9,657
First Industrial Realty Trust, Inc.	302	10,035
Gaming and Leisure Properties, Inc.	264	7,315
Invitation Homes, Inc.	408	8,719
Medical Properties Trust, Inc.	552	9,544
Mid-America Apartment Communities, Inc.	90	9,273
Outfront Media, Inc.	436	5,877
Prologis, Inc.	138	11,091
Rexford Industrial Realty, Inc.	250	10,253
SBA Communications Corp.	44	11,879
Spirit Realty Capital, Inc.	258	6,747
Sun Communities, Inc.	76	9,489
VICI Properties, Inc.	470	7,821
		175,822
Food & Staples Retailing - 1.0%
Casey's General Stores, Inc.(a)	70	9,274
Costco Wholesale Corp.(a)	42	11,975
Performance Food Group Co.*	276	6,823
		28,072
Food Products - 0.8%
Campbell Soup Co.(a)	260	12,002
Hershey Co. (The)	80	10,600
		22,602
Health Care Equipment & Supplies - 3.8%
Danaher Corp.(a)	82	11,350
DENTSPLY SIRONA, Inc.	238	9,242
DexCom, Inc.*	42	11,309
Edwards Lifesciences Corp.*	58	10,940
Insulet Corp.*	62	10,272
Masimo Corp.*	72	12,753
ResMed, Inc.	74	10,899
STERIS plc	74	10,358
Teleflex, Inc.	36	10,543
West Pharmaceutical Services, Inc.	78	11,875
		109,541
Health Care Providers & Services - 0.8%
Chemed Corp.(a)	28	12,129
Guardant Health, Inc.*	148	10,301
		22,430
Health Care Technology - 1.0%
Teladoc Health, Inc.*	92	14,261
Veeva Systems, Inc., Class A*	82	12,822
		27,083
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc.*(a)	16	10,471
Churchill Downs, Inc.(a)	92	9,471
Marriott Vacations Worldwide Corp.	122	6,781
Planet Fitness, Inc., Class A*	172	8,376
		35,099
Household Durables - 2.0%
DR Horton, Inc.(a)	218	7,412
Garmin Ltd.	132	9,895
Helen of Troy Ltd.*	68	9,794
Lennar Corp., Class A	192	7,334
NVR, Inc.*	4	10,276
PulteGroup, Inc.	286	6,384
Tempur Sealy International, Inc.*	156	6,819
		57,914
Household Products - 0.4%
Procter & Gamble Co. (The)	104	11,440

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.(a)	80	10,022

Insurance - 4.3%
Aon plc(a)	56	9,242
Arch Capital Group Ltd.*(a)	286	8,140
Arthur J Gallagher & Co.(a)	120	9,781
Assurant, Inc.(a)	96	9,993
Brown & Brown, Inc.(a)	272	9,852
Cincinnati Financial Corp.(a)	124	9,356
Everest Re Group Ltd.	46	8,851
Fidelity National Financial, Inc.	304	7,563
First American Financial Corp.	204	8,652
Marsh & McLennan Cos., Inc.	112	9,683
RenaissanceRe Holdings Ltd.	68	10,154
RLI Corp.	144	12,662
WR Berkley Corp.	174	9,078
		123,007
Interactive Media & Services - 0.4%
Snap, Inc., Class A*	834	9,916

IT Services - 2.2%
EPAM Systems, Inc.*	54	10,026
Global Payments, Inc.	64	9,231
Leidos Holdings, Inc.	114	10,448

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Mastercard, Inc., Class A	40	9,662
MongoDB, Inc.*	78	10,650
Okta, Inc.*	92	11,248
		61,265
Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc., Class A*(a)	34	11,919
Bruker Corp.(a)	274	9,826
Repligen Corp.*	138	13,322
		35,067
Media - 1.2%
Cable One, Inc.(a)	8	13,152
Charter Communications, Inc., Class A*(a)	24	10,472
Liberty Broadband Corp., Class C*	92	10,186
		33,810
Metals & Mining - 0.4%
Reliance Steel & Aluminum Co.	114	9,985

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Chimera Investment Corp.(a)	590	5,369

Multiline Retail - 0.8%
Dollar General Corp.(a)	78	11,779
Target Corp.	114	10,598
		22,377
Multi-Utilities - 0.7%
Sempra Energy	84	9,491
WEC Energy Group, Inc.	126	11,105
		20,596
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.(a)	126	9,130
Hess Corp.	214	7,126
Kinder Morgan, Inc.	618	8,603
ONEOK, Inc.	178	3,882
Phillips 66	156	8,370
Pioneer Natural Resources Co.	96	6,734
Valero Energy Corp.	178	8,074
World Fuel Services Corp.	416	10,475
		62,394
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	64	10,198

Pharmaceuticals - 1.1%
Catalent, Inc.*(a)	226	11,741
Horizon Therapeutics plc*	338	10,011
Zoetis, Inc.	88	10,357
		32,109
Professional Services - 1.8%
CoStar Group, Inc.*(a)	18	10,570
Equifax, Inc.	82	9,795
FTI Consulting, Inc.*	102	12,216
IHS Markit Ltd.	166	9,960
TransUnion	132	8,736
		51,277
Road & Rail - 0.8%
Kansas City Southern	78	9,920
Old Dominion Freight Line, Inc.	90	11,813
		21,733
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.*(a)	264	12,007
Applied Materials, Inc.(a)	206	9,439
Cirrus Logic, Inc.*(a)	174	11,420
Entegris, Inc.	224	10,028
KLA Corp.	78	11,212
Lam Research Corp.	40	9,600
NVIDIA Corp.	44	11,598
Teradyne, Inc.	200	10,834
Universal Display Corp.	74	9,752
		95,890
Software - 4.6%
Alteryx, Inc., Class A*(a)	86	8,185
Anaplan, Inc.*	262	7,928
Avalara, Inc.*(a)	142	10,593
Cadence Design Systems, Inc.*(a)	178	11,755
Ceridian HCM Holding, Inc.*(a)	166	8,312
Coupa Software, Inc.*(a)	78	10,899
Fair Isaac Corp.*	30	9,231
Manhattan Associates, Inc.*	172	8,569
Paycom Software, Inc.*	42	8,484
Paylocity Holding Corp.*	92	8,125
RingCentral, Inc., Class A*	50	10,596
ServiceNow, Inc.*	36	10,317
Synopsys, Inc.*	86	11,076
Trade Desk, Inc. (The), Class A*	42	8,106
		132,176
Specialty Retail - 1.7%
Best Buy Co., Inc.(a)	154	8,778
CarMax, Inc.*	136	7,321
Carvana Co.*	144	7,933
Floor & Decor Holdings, Inc., Class A*	234	7,509
Lithia Motors, Inc., Class A	98	8,015
Murphy USA, Inc.*	120	10,123
		49,679
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.(a)	44	11,189

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.*(a)	66	8,844
Lululemon Athletica, Inc.*	54	10,236
		19,080
Trading Companies & Distributors - 0.3%
SiteOne Landscape Supply, Inc.*	118	8,687

Water Utilities - 0.8%
American Water Works Co., Inc.(a)	94	11,239

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Essential Utilities, Inc.	270	10,989
		22,228

TOTAL COMMON STOCKS (Cost $1,852,996)		1,962,890

TOTAL LONG POSITIONS (Cost $1,852,996)		1,962,890

SHORT POSITIONS - (61.6)%

COMMON STOCKS - (61.5)%

Aerospace & Defense - (0.7)%
Boeing Co. (The)	(44)	(6,562)
Spirit AeroSystems Holdings, Inc., Class A	(222)	(5,313)
Textron, Inc.	(296)	(7,894)
		(19,769)
Air Freight & Logistics - (0.8)%
CH Robinson Worldwide, Inc.	(174)	(11,519)
FedEx Corp.	(84)	(10,186)
		(21,705)
Airlines - (0.7)%
American Airlines Group, Inc.	(606)	(7,387)
Spirit Airlines, Inc.*	(412)	(5,311)
United Airlines Holdings, Inc.*	(188)	(5,931)
		(18,629)
Auto Components - (0.6)%
Goodyear Tire & Rubber Co. (The)	(1,220)	(7,100)
Lear Corp.	(106)	(8,613)
		(15,713)
Banks - (5.8)%
Associated Banc-Corp.	(698)	(8,927)
Bank OZK	(454)	(7,582)
BankUnited, Inc.	(400)	(7,480)
CIT Group, Inc.	(300)	(5,178)
Comerica, Inc.	(226)	(6,631)
Cullen/Frost Bankers, Inc.	(148)	(8,257)
East West Bancorp, Inc.	(304)	(7,825)
Glacier Bancorp, Inc.	(316)	(10,746)
Hancock Whitney Corp.	(348)	(6,793)
Home BancShares, Inc.	(704)	(8,441)
M&T Bank Corp.	(84)	(8,688)
PacWest Bancorp	(374)	(6,702)
People's United Financial, Inc.	(844)	(9,326)
Sterling Bancorp	(714)	(7,461)
Synovus Financial Corp.	(408)	(7,165)
TCF Financial Corp.	(320)	(7,251)
Umpqua Holdings Corp.	(772)	(8,415)
United Bankshares, Inc.	(406)	(9,370)
Webster Financial Corp.	(308)	(7,053)
Wintrust Financial Corp.	(218)	(7,164)
Zions Bancorp NA	(294)	(7,867)
		(164,322)
Beverages - (0.3)%
Molson Coors Beverage Co., Class B	(242)	(9,440)

Biotechnology - (5.4)%
Agios Pharmaceuticals, Inc.*	(258)	(9,154)
Alexion Pharmaceuticals, Inc.*	(130)	(11,673)
Alkermes plc*	(596)	(8,594)
Biogen, Inc.*	(38)	(12,022)
BioMarin Pharmaceutical, Inc.*	(132)	(11,154)
Bluebird Bio, Inc.*	(168)	(7,721)
Blueprint Medicines Corp.*	(226)	(13,217)
Exelixis, Inc.*	(644)	(11,090)
FibroGen, Inc.*	(292)	(10,147)
Moderna, Inc.*	(514)	(15,394)
Regeneron Pharmaceuticals, Inc.*	(28)	(13,672)
Sage Therapeutics, Inc.*	(252)	(7,237)
Sarepta Therapeutics, Inc.*	(108)	(10,565)
United Therapeutics Corp.*	(116)	(11,000)
		(152,640)
Building Products - (0.4)%
AO Smith Corp.	(298)	(11,267)

Capital Markets - (2.2)%
Affiliated Managers Group, Inc.	(158)	(9,344)
Bank of New York Mellon Corp. (The)	(300)	(10,104)
Charles Schwab Corp. (The)	(292)	(9,817)
Evercore, Inc., Class A	(178)	(8,199)
Franklin Resources, Inc.	(546)	(9,113)
Interactive Brokers Group, Inc., Class A	(230)	(9,929)
Invesco Ltd.	(832)	(7,554)
		(64,060)
Chemicals - (1.4)%
Chemours Co. (The)	(822)	(7,291)
DuPont de Nemours, Inc.	(276)	(9,412)
Mosaic Co. (The)	(704)	(7,617)
Olin Corp.	(754)	(8,799)
WR Grace & Co.	(212)	(7,547)
		(40,666)
Commercial Services & Supplies - (0.7)%
Deluxe Corp.	(356)	(9,231)
Rollins, Inc.	(318)	(11,493)
		(20,724)
Communications Equipment - (2.2)%
Arista Networks, Inc.*	(62)	(12,558)
Cisco Systems, Inc.	(298)	(11,714)
CommScope Holding Co., Inc.*	(1,076)	(9,802)
F5 Networks, Inc.*	(98)	(10,450)
Juniper Networks, Inc.	(558)	(10,680)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
ViaSat, Inc.*	(204)	(7,328)
		(62,532)

Construction & Engineering - (0.3)%
Fluor Corp.	(1,226)	(8,472)

Consumer Finance - (0.4)%
FirstCash, Inc.	(152)	(10,904)

Containers & Packaging - (0.4)%
Berry Global Group, Inc.*	(314)	(10,585)

Diversified Consumer Services - (0.4)%
Grand Canyon Education, Inc.*	(146)	(11,138)

Diversified Telecommunication Services - (0.3)%
CenturyLink, Inc.	(990)	(9,365)

Electric Utilities - (1.1)%
ALLETE, Inc.	(170)	(10,315)
Avangrid, Inc.	(240)	(10,507)
NRG Energy, Inc.	(360)	(9,814)
		(30,636)
Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(118)	(10,108)

Electronic Equipment, Instruments & Components - (1.7)%
Avnet, Inc.	(380)	(9,538)
Corning, Inc.	(500)	(10,270)
IPG Photonics Corp.*	(92)	(10,146)
Littelfuse, Inc.	(74)	(9,873)
National Instruments Corp.	(296)	(9,791)
		(49,618)
Energy Equipment & Services - (0.6)%
Core Laboratories NV	(444)	(4,591)
Halliburton Co.	(698)	(4,781)
Patterson-UTI Energy, Inc.	(2,082)	(4,893)
Transocean Ltd.*	(3,570)	(4,141)
		(18,406)
Entertainment - (0.5)%
Cinemark Holdings, Inc.	(448)	(4,565)
Madison Square Garden Co. (The), Class A*	(44)	(9,302)
		(13,867)
Equity Real Estate Investment Trusts (REITs) - (4.4)%
Apple Hospitality REIT, Inc.	(896)	(8,216)
Colony Capital, Inc.	(3,076)	(5,383)
Diversified Healthcare Trust	(1,842)	(6,686)
Federal Realty Investment Trust	(102)	(7,610)
GEO Group, Inc. (The)	(790)	(9,606)
Host Hotels & Resorts, Inc.	(806)	(8,898)
Macerich Co. (The)	(582)	(3,277)
Paramount Group, Inc.	(958)	(8,430)
Park Hotels & Resorts, Inc.	(628)	(4,968)
Pebblebrook Hotel Trust	(574)	(6,251)
Rayonier, Inc.	(454)	(10,692)
RLJ Lodging Trust	(876)	(6,763)
Service Properties Trust	(650)	(3,510)
Simon Property Group, Inc.	(96)	(5,267)
SL Green Realty Corp.	(150)	(6,465)
Sunstone Hotel Investors, Inc.	(1,066)	(9,285)
Urban Edge Properties	(728)	(6,414)
Vornado Realty Trust	(220)	(7,966)
		(125,687)
Food & Staples Retailing - (0.9)%
Kroger Co. (The)	(426)	(12,831)
Walgreens Boots Alliance, Inc.	(262)	(11,987)
		(24,818)
Food Products - (1.2)%
Ingredion, Inc.	(144)	(10,872)
Kraft Heinz Co. (The)	(482)	(11,925)
Lancaster Colony Corp.	(82)	(11,860)
		(34,657)
Gas Utilities - (1.9)%
National Fuel Gas Co.	(324)	(12,082)
New Jersey Resources Corp.	(330)	(11,210)
South Jersey Industries, Inc.	(430)	(10,750)
Southwest Gas Holdings, Inc.	(178)	(12,382)
UGI Corp.	(326)	(8,694)
		(55,118)
Health Care Equipment & Supplies - (1.1)%
ABIOMED, Inc.*	(78)	(11,322)
ICU Medical, Inc.*	(58)	(11,703)
LivaNova plc*	(170)	(7,693)
		(30,718)
Health Care Providers & Services - (0.7)%
Centene Corp.*	(224)	(13,308)
MEDNAX, Inc.*	(696)	(8,101)
		(21,409)
Hotels, Restaurants & Leisure - (0.4)%
Carnival Corp.	(364)	(4,794)
Six Flags Entertainment Corp.	(466)	(5,844)
		(10,638)
Independent Power and Renewable Electricity Producers - (0.3)%
Vistra Energy Corp.	(610)	(9,736)

Industrial Conglomerates - (0.4)%
3M Co.	(80)	(10,921)

Insurance - (0.5)%
Lincoln National Corp.	(260)	(6,843)
Unum Group	(510)	(7,655)
		(14,498)
Interactive Media & Services - (0.3)%
TripAdvisor, Inc.	(502)	(8,730)

Internet & Direct Marketing Retail - (1.3)%
Expedia Group, Inc.	(120)	(6,752)
Grubhub, Inc.*	(248)	(10,101)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Qurate Retail, Inc., Series A*	(1,798)	(10,977)
Wayfair, Inc., Class A*	(196)	(10,474)
		(38,304)
IT Services - (1.3)%
Alliance Data Systems Corp.	(136)	(4,577)
Cognizant Technology Solutions Corp., Class A	(194)	(9,015)
DXC Technology Co.	(494)	(6,447)
LiveRamp Holdings, Inc.*	(338)	(11,127)
Sabre Corp.	(838)	(4,969)
		(36,135)
Leisure Products - (0.3)%
Mattel, Inc.*	(1,014)	(8,933)

Life Sciences Tools & Services - (0.4)%
Waters Corp.*	(62)	(11,287)

Machinery - (1.5)%
Allison Transmission Holdings, Inc.	(292)	(9,522)
Flowserve Corp.	(298)	(7,119)
Fortive Corp.	(174)	(9,603)
Middleby Corp. (The)*	(108)	(6,143)
Trinity Industries, Inc.	(576)	(9,257)
		(41,644)
Media - (1.2)%
Discovery, Inc., Class C*	(482)	(8,454)
Liberty Global plc, Class C*	(634)	(9,960)
Liberty Latin America Ltd., Class C*	(784)	(8,044)
ViacomCBS, Inc.	(476)	(6,669)
		(33,127)
Metals & Mining - (1.2)%
Alcoa Corp.*	(874)	(5,384)
Nucor Corp.	(290)	(10,446)
Steel Dynamics, Inc.	(446)	(10,053)
United States Steel Corp.	(1,476)	(9,313)
		(35,196)
Multiline Retail - (0.9)%
Kohl's Corp.	(304)	(4,435)
Macy's, Inc.	(900)	(4,419)
Nordstrom, Inc.	(340)	(5,216)
Ollie's Bargain Outlet Holdings, Inc.*	(238)	(11,029)
		(25,099)
Multi-Utilities - (0.3)%
CenterPoint Energy, Inc.	(518)	(8,003)

Oil, Gas & Consumable Fuels - (0.9)%
Concho Resources, Inc.	(176)	(7,542)
Continental Resources, Inc.	(630)	(4,813)
EQT Corp.	(2,012)	(14,225)
		(26,580)
Personal Products - (0.7)%
Herbalife Nutrition Ltd.*	(360)	(10,497)
Nu Skin Enterprises, Inc., Class A	(482)	(10,532)
		(21,029)
Pharmaceuticals - (1.1)%
Elanco Animal Health, Inc.*	(428)	(9,583)
Nektar Therapeutics*	(592)	(10,567)
Pfizer, Inc.	(358)	(11,685)
		(31,835)
Professional Services - (0.9)%
ASGN, Inc.*	(230)	(8,124)
Nielsen Holdings plc	(650)	(8,151)
Robert Half International, Inc.	(238)	(8,984)
		(25,259)
Road & Rail - (0.7)%
JB Hunt Transport Services, Inc.	(126)	(11,621)
Ryder System, Inc.	(312)	(8,249)
		(19,870)
Semiconductors & Semiconductor Equipment - (1.4)%
Cree, Inc.*	(264)	(9,362)
ON Semiconductor Corp.*	(650)	(8,086)
Semtech Corp.*	(304)	(11,400)
Xilinx, Inc.	(144)	(11,223)
		(40,071)
Software - (2.8)%
CDK Global, Inc.	(262)	(8,607)
Dropbox, Inc., Class A*	(608)	(11,005)
FireEye, Inc.*	(898)	(9,501)
New Relic, Inc.*	(214)	(9,895)
Nutanix, Inc., Class A*	(494)	(7,805)
PTC, Inc.*	(158)	(9,671)
Teradata Corp.*	(604)	(12,376)
VMware, Inc., Class A*	(96)	(11,626)
		(80,486)
Specialty Retail - (1.2)%
American Eagle Outfitters, Inc.	(918)	(7,298)
Foot Locker, Inc.	(322)	(7,100)
Gap, Inc. (The)	(828)	(5,829)
L Brands, Inc.	(544)	(6,289)
Ulta Beauty, Inc.*	(46)	(8,082)
		(34,598)
Technology Hardware, Storage & Peripherals - (1.4)%
Hewlett Packard Enterprise Co.	(964)	(9,361)
HP, Inc.	(570)	(9,895)
NetApp, Inc.	(258)	(10,756)
Pure Storage, Inc., Class A*	(770)	(9,471)
		(39,483)
Textiles, Apparel & Luxury Goods - (1.2)%
Capri Holdings Ltd.*	(470)	(5,071)
Hanesbrands, Inc.	(926)	(7,288)
PVH Corp.	(164)	(6,173)
Tapestry, Inc.	(516)	(6,682)
Under Armour, Inc., Class A*	(852)	(7,847)
		(33,061)

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Tobacco - (0.4)%
Altria Group, Inc.	(298)	(11,524)

Trading Companies & Distributors - (1.0)%
MSC Industrial Direct Co., Inc., Class A	(190)	(10,444)
Univar Solutions, Inc.*	(706)	(7,569)
WW Grainger, Inc.	(44)	(10,934)
		(28,947)
TOTAL COMMON STOCKS (Proceeds $(2,291,702))		(1,751,967)
EXCHANGE TRADED FUNDS - (0.1)%

SPDR S&P 500 ETF Trust (Proceeds $(2,920))	(12)	(3,093)

TOTAL SHORT POSITIONS (Proceeds $(2,294,622))		(1,755,060)

Total Investments - 7.3% (Cost $(441,626))		207,830
Other Assets Less Liabilities - 92.7%		2,641,756
Net Assets - 100.0%		2,849,586

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $588,621.

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

March 31, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	286,898	9/30/2021	Morgan Stanley	1.49%	Monthly	Dow Jones U.S. High Momentum Total Return Index(4)	13,008
USD	(204,900)	9/30/2021	Morgan Stanley	(0.59)%	Monthly	Dow Jones U.S. Low Momentum Total Return Index(5)	34,237
							47,245

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 72.3%

COMMON STOCKS - 72.3%

Aerospace & Defense - 0.3%
Textron, Inc.	104	2,774

Air Freight & Logistics - 0.4%
FedEx Corp.(a)	27	3,274

Airlines - 1.6%
Alaska Air Group, Inc.(a)	70	1,993
Delta Air Lines, Inc.(a)	73	2,083
JetBlue Airways Corp.*(a)	256	2,291
Southwest Airlines Co.	83	2,956
Spirit Airlines, Inc.*	145	1,869
United Airlines Holdings, Inc.*	59	1,861
		13,053
Auto Components - 1.3%
BorgWarner, Inc.(a)	129	3,144
Dana, Inc.(a)	271	2,117
Goodyear Tire & Rubber Co. (The)(a)	428	2,491
Lear Corp.	37	3,006
		10,758
Automobiles - 1.0%
Ford Motor Co.(a)	608	2,937
General Motors Co.(a)	121	2,514
Harley-Davidson, Inc.(a)	131	2,480
		7,931
Banks - 2.7%
Bank OZK	162	2,705
CIT Group, Inc.(a)	99	1,709
Citigroup, Inc.(a)	61	2,569
Citizens Financial Group, Inc.(a)	132	2,483
First Horizon National Corp.(a)	311	2,507
FNB Corp.(a)	390	2,874
Hancock Whitney Corp.(a)	122	2,382
Popular, Inc.(a)	85	2,975
Sterling Bancorp	220	2,299
		22,503
Beverages - 0.4%
Molson Coors Beverage Co., Class B	88	3,433

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc.*(a)	40	3,592
Biogen, Inc.*(a)	16	5,062
Gilead Sciences, Inc.(a)	70	5,233
Regeneron Pharmaceuticals, Inc.*	10	4,883
United Therapeutics Corp.*	41	3,888
		22,658
Building Products - 0.3%
Owens Corning	74	2,872

Capital Markets - 1.1%
Goldman Sachs Group, Inc. (The)(a)	24	3,710
Invesco Ltd.(a)	252	2,288
Janus Henderson Group plc(a)	181	2,773
		8,771
Chemicals - 1.3%
Eastman Chemical Co.(a)	65	3,028
Huntsman Corp.(a)	201	2,900
LyondellBasell Industries NV, Class A	55	2,730
Mosaic Co. (The)	206	2,229
		10,887
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.(a)	217	2,604

Communications Equipment - 1.4%
CommScope Holding Co., Inc.*(a)	395	3,599
F5 Networks, Inc.*(a)	34	3,625
Juniper Networks, Inc.(a)	203	3,885
		11,109
Construction & Engineering - 0.3%
MasTec, Inc.*	69	2,258

Consumer Finance - 0.9%
Ally Financial, Inc.(a)	152	2,194
Capital One Financial Corp.(a)	53	2,672
Navient Corp.	338	2,562
		7,428
Containers & Packaging - 0.8%
International Paper Co.(a)	101	3,144
Westrock Co.	128	3,617
		6,761
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.(a)	213	3,078

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	120	3,498
CenturyLink, Inc.(a)	367	3,472
		6,970
Electric Utilities - 1.8%
Avangrid, Inc.(a)	88	3,853
Duke Energy Corp.(a)	45	3,639
Exelon Corp.(a)	99	3,644
PPL Corp.	150	3,702
		14,838
Electrical Equipment - 1.2%
Acuity Brands, Inc.(a)	42	3,598
nVent Electric plc	174	2,936

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Regal Beloit Corp.	53	3,336
		9,870
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc.*(a)	61	3,164
Avnet, Inc.(a)	117	2,937
Belden, Inc.(a)	93	3,355
Corning, Inc.(a)	176	3,615
Jabil, Inc.(a)	118	2,900
SYNNEX Corp.	37	2,705
TE Connectivity Ltd.	51	3,212
Vishay Intertechnology, Inc.	234	3,372
		25,260
Entertainment - 0.2%
Cinemark Holdings, Inc.(a)	157	1,600

Equity Real Estate Investment Trusts (REITs) - 4.4%
Apple Hospitality REIT, Inc.(a)	263	2,412
Brixmor Property Group, Inc.(a)	207	1,967
EPR Properties(a)	70	1,695
Lexington Realty Trust	399	3,962
National Health Investors, Inc.	51	2,526
Paramount Group, Inc.	337	2,966
Park Hotels & Resorts, Inc.	221	1,748
Pebblebrook Hotel Trust	202	2,200
Sabra Health Care REIT, Inc.	195	2,129
Service Properties Trust	191	1,031
Spirit Realty Capital, Inc.	103	2,693
Sunstone Hotel Investors, Inc.	321	2,796
VEREIT, Inc.	475	2,323
VICI Properties, Inc.	197	3,278
Weingarten Realty Investors	154	2,222
		35,948
Food & Staples Retailing - 1.1%
Kroger Co. (The)(a)	163	4,909
Walgreens Boots Alliance, Inc.	89	4,072
		8,981
Food Products - 3.0%
Conagra Brands, Inc.(a)	165	4,841
Ingredion, Inc.(a)	49	3,700
JM Smucker Co. (The)	36	3,996
Kraft Heinz Co. (The)(a)	161	3,983
TreeHouse Foods, Inc.*	108	4,768
Tyson Foods, Inc., Class A	51	2,951
		24,239
Gas Utilities - 0.9%
National Fuel Gas Co.	114	4,251
UGI Corp.	115	3,067
		7,318
Health Care Providers & Services - 7.2%
Acadia Healthcare Co., Inc.*(a)	136	2,496
AmerisourceBergen Corp.(a)	58	5,133
Anthem, Inc.(a)	16	3,633
Cardinal Health, Inc.(a)	84	4,027
Centene Corp.*(a)	91	5,406
Cigna Corp.(a)	23	4,075
CVS Health Corp.(a)	68	4,034
DaVita, Inc.*(a)	64	4,868
HCA Healthcare, Inc.(a)	33	2,965
Humana, Inc.(a)	13	4,082
Laboratory Corp. of America Holdings*	24	3,033
McKesson Corp.	30	4,058
MEDNAX, Inc.*	245	2,852
Quest Diagnostics, Inc.(a)	41	3,292
Tenet Healthcare Corp.*	159	2,290
Universal Health Services, Inc., Class B	29	2,873
		59,117
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.(a)	128	1,686
Norwegian Cruise Line Holdings Ltd.*	115	1,260
Royal Caribbean Cruises Ltd.	42	1,351
		4,297
Household Durables - 1.4%
Lennar Corp., Class A	77	2,941
Mohawk Industries, Inc.*	35	2,668
Newell Brands, Inc.	238	3,161
PulteGroup, Inc.	115	2,567
		11,337
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.(a)	245	3,332
Vistra Energy Corp.	214	3,415
		6,747
Insurance - 3.0%
American International Group, Inc.(a)	99	2,401
Athene Holding Ltd., Class A*(a)	101	2,507
Brighthouse Financial, Inc.*(a)	116	2,804
CNO Financial Group, Inc.(a)	269	3,333
Lincoln National Corp.	82	2,158
MetLife, Inc.	106	3,240
Principal Financial Group, Inc.	84	2,632
Prudential Financial, Inc.	51	2,659
Unum Group	179	2,687
		24,421
Internet & Direct Marketing Retail - 0.5%
Qurate Retail, Inc., Series A*	631	3,852

IT Services - 2.6%
Alliance Data Systems Corp.(a)	44	1,480
Amdocs Ltd.(a)	65	3,573
CACI International, Inc., Class A*(a)	19	4,012
DXC Technology Co.(a)	174	2,271

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
International Business Machines Corp.(a)	31	3,439
KBR, Inc.(a)	154	3,185
Perspecta, Inc.	163	2,973
		20,933
Machinery - 2.2%
AGCO Corp.(a)	66	3,118
Allison Transmission Holdings, Inc.(a)	103	3,359
Kennametal, Inc.(a)	127	2,365
Oshkosh Corp.	50	3,217
PACCAR, Inc.	56	3,423
Timken Co. (The)	88	2,846
		18,328
Media - 1.7%
Comcast Corp., Class A(a)	105	3,610
Discovery, Inc., Class C*(a)	172	3,017
Interpublic Group of Cos., Inc. (The)(a)	205	3,319
Nexstar Media Group, Inc., Class A	36	2,078
ViacomCBS, Inc.	167	2,340
		14,364
Metals & Mining - 1.3%
Nucor Corp.	102	3,674
Reliance Steel & Aluminum Co.	43	3,766
Steel Dynamics, Inc.	135	3,043
		10,483
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AGNC Investment Corp.(a)	279	2,952
Annaly Capital Management, Inc.	515	2,611
Invesco Mortgage Capital, Inc.(a)	257	876
New Residential Investment Corp.	301	1,508
		7,947
Multiline Retail - 0.3%
Kohl's Corp.	90	1,313
Macy's, Inc.	285	1,400
		2,713
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.(a)	152	2,348
Public Service Enterprise Group, Inc.	81	3,638
		5,986
Oil, Gas & Consumable Fuels - 1.5%
Cimarex Energy Co.	128	2,154
Delek US Holdings, Inc.(a)	192	3,026
Diamondback Energy, Inc.(a)	60	1,572
Marathon Petroleum Corp.	76	1,795
Ovintiv, Inc.	375	1,013
Parsley Energy, Inc., Class A	255	1,461
PBF Energy, Inc., Class A	154	1,090
		12,111
Paper & Forest Products - 0.4%
Domtar Corp.	146	3,159

Pharmaceuticals - 0.9%
Jazz Pharmaceuticals plc*(a)	34	3,391
Perrigo Co. plc	82	3,944
		7,335
Professional Services - 1.1%
ASGN, Inc.*(a)	81	2,861
ManpowerGroup, Inc.	55	2,914
Nielsen Holdings plc	233	2,922
		8,697
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (The)*(a)	42	2,122
Jones Lang LaSalle, Inc.(a)	29	2,928
		5,050
Road & Rail - 1.0%
AMERCO	12	3,487
Knight-Swift Transportation Holdings, Inc.(a)	143	4,690
		8,177
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.(a)	79	4,275
Micron Technology, Inc.*	93	3,912
ON Semiconductor Corp.*	212	2,637
Qorvo, Inc.*	44	3,548
		14,372
Software - 1.8%
J2 Global, Inc.(a)	56	4,192
NortonLifeLock, Inc.	227	4,247
SS&C Technologies Holdings, Inc.	75	3,286
Verint Systems, Inc.*	77	3,311
		15,036
Specialty Retail - 1.4%
AutoNation, Inc.*(a)	89	2,497
Dick's Sporting Goods, Inc.(a)	101	2,147
Foot Locker, Inc.(a)	112	2,470
Gap, Inc. (The)(a)	266	1,873
Lithia Motors, Inc., Class A	35	2,863
		11,850
Technology Hardware, Storage & Peripherals - 2.3%
Dell Technologies, Inc., Class C*(a)	94	3,718
Hewlett Packard Enterprise Co.(a)	288	2,796
NCR Corp.*	145	2,567
Seagate Technology plc	84	4,099
Western Digital Corp.	74	3,080
Xerox Holdings Corp.	119	2,254
		18,514
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*(a)	137	1,478

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
PVH Corp.	55	2,070
		3,548
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	325	2,064
Radian Group, Inc.	196	2,538
		4,602
Trading Companies & Distributors - 1.1%
Air Lease Corp.(a)	119	2,635
United Rentals, Inc.*	36	3,704
Univar Solutions, Inc.*	248	2,659
		8,998
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	193	3,235

TOTAL COMMON STOCKS (Cost $929,786)		592,385

TOTAL LONG POSITIONS (Cost $929,786)		592,385

SHORT POSITIONS - (85.3)%

COMMON STOCKS - (85.3)%

Aerospace & Defense - (2.2)%
Axon Enterprise, Inc.*	(52)	(3,680)
Boeing Co. (The)	(15)	(2,237)
BWX Technologies, Inc.	(69)	(3,361)
HEICO Corp.	(35)	(2,611)
Teledyne Technologies, Inc.*	(13)	(3,864)
TransDigm Group, Inc.	(8)	(2,562)
		(18,315)
Automobiles - (0.4)%
Tesla, Inc.*	(6)	(3,144)

Banks - (0.4)%
First Financial Bankshares, Inc.	(130)	(3,489)

Beverages - (1.9)%
Boston Beer Co., Inc. (The), Class A*	(12)	(4,411)
Brown-Forman Corp., Class B	(69)	(3,830)
Coca-Cola Co. (The)	(87)	(3,850)
Monster Beverage Corp.*	(65)	(3,657)
		(15,748)
Biotechnology - (5.1)%
ACADIA Pharmaceuticals, Inc.*	(97)	(4,098)
Agios Pharmaceuticals, Inc.*	(93)	(3,300)
Alnylam Pharmaceuticals, Inc.*	(38)	(4,136)
Blueprint Medicines Corp.*	(77)	(4,503)
Exact Sciences Corp.*	(56)	(3,248)
FibroGen, Inc.*	(91)	(3,162)
Immunomedics, Inc.*	(255)	(3,438)
Moderna, Inc.*	(175)	(5,241)
Sage Therapeutics, Inc.*	(85)	(2,441)
Sarepta Therapeutics, Inc.*	(39)	(3,815)
Seattle Genetics, Inc.*	(37)	(4,269)
		(41,651)
Building Products - (1.7)%
Allegion plc	(35)	(3,221)
Armstrong World Industries, Inc.	(48)	(3,812)
Lennox International, Inc.	(19)	(3,454)
Trex Co., Inc.*	(47)	(3,766)
		(14,253)
Capital Markets - (7.2)%
Blackstone Group, Inc. (The), Class A	(83)	(3,782)
Cboe Global Markets, Inc.	(39)	(3,481)
Charles Schwab Corp. (The)	(91)	(3,059)
CME Group, Inc.	(19)	(3,285)
Eaton Vance Corp.	(94)	(3,032)
FactSet Research Systems, Inc.	(15)	(3,910)
Interactive Brokers Group, Inc., Class A	(88)	(3,799)
Intercontinental Exchange, Inc.	(44)	(3,553)
LPL Financial Holdings, Inc.	(49)	(2,667)
MarketAxess Holdings, Inc.	(10)	(3,326)
Moody's Corp.	(17)	(3,596)
Morningstar, Inc.	(25)	(2,906)
MSCI, Inc.	(14)	(4,045)
Nasdaq, Inc.	(41)	(3,893)
S&P Global, Inc.	(16)	(3,921)
SEI Investments Co.	(70)	(3,244)
Tradeweb Markets, Inc., Class A	(83)	(3,489)
		(58,988)
Chemicals - (3.5)%
Air Products & Chemicals, Inc.	(18)	(3,593)
Ecolab, Inc.	(23)	(3,584)
FMC Corp.	(46)	(3,758)
NewMarket Corp.	(9)	(3,446)
PPG Industries, Inc.	(39)	(3,260)
RPM International, Inc.	(60)	(3,570)
Scotts Miracle-Gro Co. (The)	(38)	(3,891)
Sherwin-Williams Co. (The)	(8)	(3,676)
		(28,778)
Commercial Services & Supplies - (2.0)%
Cintas Corp.	(15)	(2,598)
Copart, Inc.*	(50)	(3,426)
IAA, Inc.*	(83)	(2,487)
MSA Safety, Inc.	(33)	(3,339)
Rollins, Inc.	(120)	(4,337)
		(16,187)
Consumer Finance - (0.8)%
American Express Co.	(34)	(2,911)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
FirstCash, Inc.	(46)	(3,300)
		(6,211)
Containers & Packaging - (0.5)%
Ball Corp.	(69)	(4,461)

Distributors - (0.5)%
Pool Corp.	(19)	(3,739)

Diversified Consumer Services - (0.8)%
Bright Horizons Family Solutions, Inc.*	(25)	(2,550)
Chegg, Inc.*	(115)	(4,115)
		(6,665)
Electric Utilities - (3.3)%
Alliant Energy Corp.	(78)	(3,767)
Eversource Energy	(47)	(3,676)
Hawaiian Electric Industries, Inc.	(94)	(4,047)
IDACORP, Inc.	(41)	(3,599)
NextEra Energy, Inc.	(19)	(4,572)
Southern Co. (The)	(66)	(3,573)
Xcel Energy, Inc.	(64)	(3,859)
		(27,093)
Electrical Equipment - (0.4)%
Rockwell Automation, Inc.	(23)	(3,471)

Energy Equipment & Services - (0.2)%
Helmerich & Payne, Inc.	(111)	(1,737)

Entertainment - (1.7)%
Live Nation Entertainment, Inc.*	(71)	(3,228)
Madison Square Garden Co. (The), Class A*	(15)	(3,171)
Netflix, Inc.*	(12)	(4,506)
Roku, Inc.*	(36)	(3,149)
		(14,054)
Equity Real Estate Investment Trusts (REITs) - (7.2)%
American Tower Corp.	(20)	(4,355)
Apartment Investment & Management Co., Class A	(80)	(2,812)
Boston Properties, Inc.	(31)	(2,859)
Camden Property Trust	(37)	(2,932)
Crown Castle International Corp.	(28)	(4,043)
Digital Realty Trust, Inc.	(34)	(4,723)
EastGroup Properties, Inc.	(33)	(3,448)
Equinix, Inc.	(7)	(4,372)
Equity LifeStyle Properties, Inc.	(70)	(4,024)
Equity Residential	(48)	(2,962)
Essex Property Trust, Inc.	(13)	(2,863)
Extra Space Storage, Inc.	(40)	(3,830)
PS Business Parks, Inc.	(27)	(3,659)
SBA Communications Corp.	(15)	(4,050)
Simon Property Group, Inc.	(32)	(1,755)
Sun Communities, Inc.	(27)	(3,371)
UDR, Inc.	(85)	(3,106)
		(59,164)
Food & Staples Retailing - (0.5)%
Costco Wholesale Corp.	(15)	(4,277)

Food Products - (0.4)%
Hershey Co. (The)	(26)	(3,445)

Health Care Equipment & Supplies - (2.9)%
DexCom, Inc.*	(15)	(4,039)
Edwards Lifesciences Corp.*	(18)	(3,395)
IDEXX Laboratories, Inc.*	(18)	(4,360)
Insulet Corp.*	(22)	(3,645)
Intuitive Surgical, Inc.*	(9)	(4,457)
Penumbra, Inc.*	(24)	(3,872)
		(23,768)
Health Care Providers & Services - (0.5)%
Guardant Health, Inc.*	(60)	(4,176)

Health Care Technology - (1.1)%
Teladoc Health, Inc.*	(32)	(4,960)
Veeva Systems, Inc., Class A*	(28)	(4,379)
		(9,339)
Hotels, Restaurants & Leisure - (4.1)%
Chipotle Mexican Grill, Inc.*	(5)	(3,272)
Churchill Downs, Inc.	(31)	(3,191)
Domino's Pizza, Inc.	(12)	(3,889)
Dunkin' Brands Group, Inc.	(58)	(3,080)
Hilton Worldwide Holdings, Inc.	(48)	(3,276)
McDonald's Corp.	(19)	(3,142)
Planet Fitness, Inc., Class A*	(56)	(2,727)
Starbucks Corp.	(53)	(3,484)
Wendy's Co. (The)	(185)	(2,753)
Wynn Resorts Ltd.	(37)	(2,227)
Yum! Brands, Inc.	(42)	(2,878)
		(33,919)
Household Products - (1.0)%
Clorox Co. (The)	(25)	(4,331)
Colgate-Palmolive Co.	(62)	(4,115)
		(8,446)
Industrial Conglomerates - (0.5)%
Roper Technologies, Inc.	(12)	(3,742)

Insurance - (4.7)%
Aon plc	(19)	(3,136)
Arthur J Gallagher & Co.	(41)	(3,342)
Brown & Brown, Inc.	(94)	(3,405)
Cincinnati Financial Corp.	(44)	(3,320)
Enstar Group Ltd.*	(22)	(3,499)
Erie Indemnity Co., Class A	(26)	(3,854)
Markel Corp.*	(3)	(2,783)
Marsh & McLennan Cos., Inc.	(41)	(3,545)
RLI Corp.	(50)	(4,396)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
White Mountains Insurance Group Ltd.	(4)	(3,640)
WR Berkley Corp.	(69)	(3,600)
		(38,520)
Interactive Media & Services - (1.1)%
IAC/InterActiveCorp*	(16)	(2,868)
Snap, Inc., Class A*	(258)	(3,068)
Zillow Group, Inc., Class C*	(74)	(2,665)
		(8,601)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(2)	(3,900)
Etsy, Inc.*	(70)	(2,691)
Wayfair, Inc., Class A*	(53)	(2,832)
		(9,423)
IT Services - (2.8)%
Gartner, Inc.*	(28)	(2,788)
Mastercard, Inc., Class A	(17)	(4,107)
MongoDB, Inc.*	(30)	(4,096)
Okta, Inc.*	(38)	(4,646)
Square, Inc., Class A*	(58)	(3,038)
VeriSign, Inc.*	(22)	(3,962)
		(22,637)
Leisure Products - (0.4)%
Mattel, Inc.*	(348)	(3,066)

Life Sciences Tools & Services - (1.0)%
Illumina, Inc.*	(14)	(3,824)
Repligen Corp.*	(47)	(4,537)
		(8,361)
Machinery - (1.5)%
Graco, Inc.	(91)	(4,435)
IDEX Corp.	(28)	(3,867)
Toro Co. (The)	(56)	(3,645)
		(11,947)
Media - (1.0)%
Cable One, Inc.	(3)	(4,932)
New York Times Co. (The), Class A	(107)	(3,286)
		(8,218)
Metals & Mining - (0.4)%
Royal Gold, Inc.	(41)	(3,596)

Multi-Utilities - (0.5)%
Consolidated Edison, Inc.	(50)	(3,900)

Oil, Gas & Consumable Fuels - (1.3)%
Apache Corp.	(161)	(673)
Cheniere Energy, Inc.*	(81)	(2,714)
Concho Resources, Inc.	(62)	(2,657)
Hess Corp.	(65)	(2,164)
ONEOK, Inc.	(57)	(1,243)
Targa Resources Corp.	(123)	(850)
		(10,301)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(21)	(3,346)

Pharmaceuticals - (0.5)%
Zoetis, Inc.	(31)	(3,648)

Professional Services - (1.7)%
CoStar Group, Inc.*	(6)	(3,523)
Equifax, Inc.	(28)	(3,345)
TransUnion	(49)	(3,243)
Verisk Analytics, Inc.	(25)	(3,484)
		(13,595)
Road & Rail - (0.7)%
Lyft, Inc., Class A*	(92)	(2,470)
Uber Technologies, Inc.*	(121)	(3,378)
		(5,848)
Semiconductors & Semiconductor Equipment - (0.9)%
Advanced Micro Devices, Inc.*	(91)	(4,139)
Universal Display Corp.	(26)	(3,426)
		(7,565)
Software - (10.5)%
Adobe, Inc.*	(14)	(4,455)
Anaplan, Inc.*	(84)	(2,542)
Aspen Technology, Inc.*	(38)	(3,613)
Autodesk, Inc.*	(25)	(3,903)
Coupa Software, Inc.*	(29)	(4,052)
DocuSign, Inc.*	(48)	(4,435)
Fair Isaac Corp.*	(12)	(3,692)
Guidewire Software, Inc.*	(43)	(3,410)
HubSpot, Inc.*	(23)	(3,063)
Intuit, Inc.	(14)	(3,220)
Manhattan Associates, Inc.*	(50)	(2,491)
New Relic, Inc.*	(71)	(3,283)
Nutanix, Inc., Class A*	(168)	(2,654)
Paycom Software, Inc.*	(16)	(3,232)
Pegasystems, Inc.	(45)	(3,205)
Proofpoint, Inc.*	(38)	(3,899)
RingCentral, Inc., Class A*	(17)	(3,603)
ServiceNow, Inc.*	(13)	(3,726)
Smartsheet, Inc., Class A*	(88)	(3,653)
Splunk, Inc.*	(30)	(3,787)
Tyler Technologies, Inc.*	(13)	(3,855)
Workday, Inc., Class A*	(24)	(3,125)
Zendesk, Inc.*	(60)	(3,841)
Zscaler, Inc.*	(87)	(5,295)
		(86,034)
Specialty Retail - (1.0)%
Burlington Stores, Inc.*	(19)	(3,011)
Carvana Co.*	(48)	(2,644)

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Five Below, Inc.*	(39)	(2,745)
		(8,400)
Textiles, Apparel & Luxury Goods - (1.0)%
Lululemon Athletica, Inc.*	(20)	(3,791)
NIKE, Inc., Class B	(48)	(3,971)
		(7,762)
Trading Companies & Distributors - (0.8)%
Fastenal Co.	(117)	(3,656)
SiteOne Landscape Supply, Inc.*	(41)	(3,019)
		(6,675)
Water Utilities - (1.1)%
American Water Works Co., Inc.	(38)	(4,543)
Essential Utilities, Inc.	(109)	(4,437)
		(8,980)
TOTAL COMMON STOCKS (Proceeds $(679,583))		(698,683)

TOTAL SHORT POSITIONS (Proceeds $(679,583))		(698,683)

Total Investments - (13.0)% (Cost $250,203)		(106,298)
Other Assets Less Liabilities - 113.0%		925,152
Net Assets - 100.0%		818,854

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $307,162.

AGF Investments Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

March 31, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	116,523	9/30/2021	Morgan Stanley	1.39%	Monthly	Dow Jones U.S. Relative Value Total Return Index(4)	(37,716)
USD	(135,297)	9/30/2021	Morgan Stanley	(0.59)%	Monthly	Dow Jones U.S. Short Relative Value Total Return Index(5)	18,538
							(19,178)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJTLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJTSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 67.5%

COMMON STOCKS - 67.5%

Aerospace & Defense - 2.2%
Boeing Co. (The)(a)	1,729	257,863
HEICO Corp.	4,459	332,686
L3Harris Technologies, Inc.	2,457	442,555
Lockheed Martin Corp.	1,274	431,822
Mercury Systems, Inc.*	6,279	447,944
Northrop Grumman Corp.	1,456	440,513
Spirit AeroSystems Holdings, Inc., Class A	9,009	215,585
		2,568,968
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	7,007	463,863

Biotechnology - 1.1%
Ionis Pharmaceuticals, Inc.*	9,373	443,155
Neurocrine Biosciences, Inc.*	5,187	448,935
United Therapeutics Corp.*	4,732	448,712
		1,340,802
Building Products - 0.6%
Johnson Controls International plc	13,104	353,284
Lennox International, Inc.	2,093	380,486
		733,770
Capital Markets - 1.7%
Cboe Global Markets, Inc.(a)	4,186	373,600
CME Group, Inc.(a)	2,366	409,105
Federated Hermes, Inc., Class B	16,835	320,707
Intercontinental Exchange, Inc.	5,369	433,547
MarketAxess Holdings, Inc.	1,456	484,222
		2,021,181
Chemicals - 1.7%
DuPont de Nemours, Inc.(a)	11,284	384,784
NewMarket Corp.	1,274	487,776
Scotts Miracle-Gro Co. (The)	4,550	465,920
Valvoline, Inc.	24,661	322,813
WR Grace & Co.	8,645	307,762
		1,969,055
Commercial Services & Supplies - 1.9%
Cimpress plc*(a)	4,186	222,695
Cintas Corp.(a)	1,820	315,261
Copart, Inc.*(a)	5,733	392,825
Republic Services, Inc.	5,369	402,997
Rollins, Inc.	12,922	467,001
Waste Management, Inc.	4,368	404,302
		2,205,081
Communications Equipment - 0.3%
Motorola Solutions, Inc.	2,912	387,063

Construction & Engineering - 0.3%
MasTec, Inc.*	9,828	321,670

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	2,093	396,058

Containers & Packaging - 0.7%
Ball Corp.(a)	6,825	441,305
Sealed Air Corp.	15,561	384,512
		825,817
Diversified Consumer Services - 1.6%
frontdoor, Inc.*	11,284	392,457
Graham Holdings Co., Class B	1,001	341,511
H&R Block, Inc.	23,296	328,008
Service Corp. International	10,192	398,609
ServiceMaster Global Holdings, Inc.*	13,286	358,722
		1,819,307
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	9,009	484,054

Electric Utilities - 2.6%
Alliant Energy Corp.	9,191	443,833
Duke Energy Corp.(a)	5,278	426,885
Evergy, Inc.(a)	7,462	410,783
IDACORP, Inc.	4,914	431,400
NextEra Energy, Inc.	1,911	459,825
Pinnacle West Capital Corp.	5,369	406,917
Southern Co. (The)	7,917	428,626
		3,008,269
Electronic Equipment, Instruments & Components - 0.6%
Dolby Laboratories, Inc., Class A(a)	7,371	399,582
Itron, Inc.*	6,370	355,637
		755,219
Entertainment - 1.4%
Cinemark Holdings, Inc.(a)	18,200	185,458
Electronic Arts, Inc.*(a)	4,823	483,120
Madison Square Garden Co. (The), Class A*	1,820	384,766
Take-Two Interactive Software, Inc.*	4,550	539,676
		1,593,020
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Tower Corp.(a)	2,184	475,566
CoreSite Realty Corp.(a)	4,732	548,439
CubeSmart(a)	15,925	426,631
CyrusOne, Inc.(a)	7,917	488,875
Equinix, Inc.(a)	819	511,523
Equity LifeStyle Properties, Inc.(a)	7,007	402,762
Extra Space Storage, Inc.(a)	4,732	453,136
Healthcare Trust of America, Inc., Class A	15,379	373,402

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Healthpeak Properties, Inc.	15,106	360,278
Invitation Homes, Inc.	16,835	359,764
National Retail Properties, Inc.	9,464	304,646
Public Storage	2,275	451,838
Realty Income Corp.	6,643	331,220
STORE Capital Corp.	14,651	265,476
Sun Communities, Inc.	3,094	386,286
Ventas, Inc.	8,918	239,002
Welltower, Inc.	6,370	291,619
WP Carey, Inc.	6,097	354,114
		7,024,577
Food & Staples Retailing - 0.5%
Sprouts Farmers Market, Inc.*	29,939	556,566

Food Products - 3.2%
Flowers Foods, Inc.	22,386	459,361
Hershey Co. (The)	3,367	446,128
Hormel Foods Corp.	11,557	539,018
JM Smucker Co. (The)	4,641	515,151
Kellogg Co.	8,008	480,400
Lamb Weston Holdings, Inc.	5,551	316,962
Lancaster Colony Corp.	3,367	487,003
McCormick & Co., Inc. (Non-Voting)	3,276	462,604
		3,706,627
Health Care Equipment & Supplies - 4.0%
Baxter International, Inc.(a)	5,824	472,851
Becton Dickinson and Co.(a)	2,002	460,000
Cooper Cos., Inc. (The)(a)	1,456	401,375
DENTSPLY SIRONA, Inc.	9,828	381,621
DexCom, Inc.*(a)	1,729	465,568
Globus Medical, Inc., Class A*	10,556	448,947
Insulet Corp.*	2,639	437,229
LivaNova plc*	6,916	312,949
Medtronic plc	4,823	434,938
NuVasive, Inc.*	7,462	378,025
ResMed, Inc.	3,094	455,715
		4,649,218
Health Care Providers & Services - 1.0%
Chemed Corp.(a)	1,183	512,475
Laboratory Corp. of America Holdings*	2,730	345,045
Quest Diagnostics, Inc.(a)	4,550	365,365
		1,222,885
Hotels, Restaurants & Leisure - 1.9%
Aramark(a)	13,741	274,408
Darden Restaurants, Inc.(a)	4,914	267,616
Dunkin' Brands Group, Inc.(a)	7,189	381,736
McDonald's Corp.	2,548	421,312
Norwegian Cruise Line Holdings Ltd.*	13,286	145,614
Wendy's Co. (The)	25,116	373,726
Yum! Brands, Inc.	5,369	367,938
		2,232,350
Household Durables - 1.3%
DR Horton, Inc.(a)	9,009	306,306
Helen of Troy Ltd.*	2,821	406,309
Lennar Corp., Class A	7,917	302,429
NVR, Inc.*	91	233,789
PulteGroup, Inc.	11,830	264,046
		1,512,879
Household Products - 0.4%
Church & Dwight Co., Inc.(a)	6,916	443,869

Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	1,365	425,621

Insurance - 5.7%
Alleghany Corp.	728	402,111
Arch Capital Group Ltd.*(a)	11,830	336,682
Arthur J Gallagher & Co.(a)	4,914	400,540
Axis Capital Holdings Ltd.(a)	8,554	330,612
Brown & Brown, Inc.(a)	11,193	405,410
Chubb Ltd.(a)	3,367	376,060
Erie Indemnity Co., Class A(a)	3,458	512,614
Everest Re Group Ltd.	1,911	367,715
Fidelity National Financial, Inc.	12,467	310,179
First American Financial Corp.(a)	8,372	355,057
Hanover Insurance Group, Inc. (The)	4,004	362,682
Hartford Financial Services Group, Inc. (The)	9,555	336,718
Old Republic International Corp.	24,024	366,366
RenaissanceRe Holdings Ltd.	2,821	421,232
RLI Corp.	5,915	520,106
White Mountains Insurance Group Ltd.	455	414,050
WR Berkley Corp.	7,189	375,050
		6,593,184
Interactive Media & Services - 0.8%
IAC/InterActiveCorp*	2,366	424,058
Match Group, Inc.*	7,553	498,800
		922,858
IT Services - 6.0%
Accenture plc, Class A(a)	2,730	445,700
Akamai Technologies, Inc.*(a)	5,551	507,861
Amdocs Ltd.(a)	7,553	415,188
Automatic Data Processing, Inc.(a)	3,185	435,326
Black Knight, Inc.*(a)	7,280	422,677
Booz Allen Hamilton Holding Corp.(a)	6,734	462,222
Broadridge Financial Solutions, Inc.(a)	4,550	431,477
CACI International, Inc., Class A*(a)	2,002	422,722

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
CoreLogic, Inc.(a)	10,556	322,380
Euronet Worldwide, Inc.*(a)	3,913	335,422
Fidelity National Information Services, Inc.	3,458	420,631
Fiserv, Inc.*	4,459	423,560
FleetCor Technologies, Inc.*	1,820	339,503
Genpact Ltd.	12,467	364,036
MAXIMUS, Inc.	7,644	444,881
Paychex, Inc.	6,279	395,075
Western Union Co. (The)	21,658	392,660
		6,981,321
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc., Class A*(a)	1,365	478,514

Machinery - 0.8%
Graco, Inc.	9,737	474,484
Toro Co. (The)	6,734	438,316
		912,800
Media - 0.4%
Cable One, Inc.(a)	273	448,815

Metals & Mining - 0.8%
Newmont Corp.	10,829	490,337
Royal Gold, Inc.	4,914	431,007
		921,344
Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AGNC Investment Corp.(a)	28,210	298,462
Annaly Capital Management, Inc.	53,963	273,592
Blackstone Mortgage Trust, Inc., Class A(a)	13,286	247,385
Chimera Investment Corp.(a)	24,297	221,103
MFA Financial, Inc.	66,339	102,825
New Residential Investment Corp.	30,758	154,098
Starwood Property Trust, Inc.	21,658	221,995
Two Harbors Investment Corp.	35,308	134,523
		1,653,983
Multiline Retail - 1.1%
Dollar Tree, Inc.*(a)	5,824	427,889
Ollie's Bargain Outlet Holdings, Inc.*	9,646	446,996
Target Corp.	4,732	439,934
		1,314,819
Multi-Utilities - 0.8%
CMS Energy Corp.(a)	7,917	465,124
WEC Energy Group, Inc.	5,187	457,130
		922,254
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.(a)	35,126	603,816
Cheniere Energy, Inc.*	9,737	326,189
Chevron Corp.(a)	5,187	375,850
ConocoPhillips(a)	10,101	311,111
Kinder Morgan, Inc.	25,480	354,682
Occidental Petroleum Corp.	15,015	173,874
ONEOK, Inc.	7,371	160,761
Williams Cos., Inc. (The)	25,753	364,405
		2,670,688
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.(a)	8,281	461,583
Eli Lilly & Co.	3,913	542,811
Johnson & Johnson	3,640	477,313
Merck & Co., Inc.	6,370	490,108
		1,971,815
Professional Services - 1.2%
FTI Consulting, Inc.*(a)	4,277	512,256
IHS Markit Ltd.	6,825	409,500
Verisk Analytics, Inc.	3,185	443,926
		1,365,682
Road & Rail - 0.8%
AMERCO	1,456	423,041
JB Hunt Transport Services, Inc.	5,096	470,004
		893,045
Software - 4.1%
Alteryx, Inc., Class A*(a)	3,549	337,758
Anaplan, Inc.*	10,738	324,932
Avalara, Inc.*(a)	5,915	441,259
Blackbaud, Inc.(a)	7,098	394,294
Ceridian HCM Holding, Inc.*(a)	6,825	341,728
Citrix Systems, Inc.(a)	4,732	669,815
Manhattan Associates, Inc.*	7,098	353,622
Paycom Software, Inc.*	1,729	349,275
Paylocity Holding Corp.*	3,822	337,559
RingCentral, Inc., Class A*	2,093	443,528
Tyler Technologies, Inc.*	1,547	458,778
Verint Systems, Inc.*	9,009	387,387
		4,839,935
Specialty Retail - 0.9%
O'Reilly Automotive, Inc.*	1,274	383,538
Ulta Beauty, Inc.*	1,911	335,763
Williams-Sonoma, Inc.	7,735	328,892
		1,048,193
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.(a)	6,006	419,039

Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc.*	12,649	359,611
Watsco, Inc.	3,094	488,945
		848,556
Transportation Infrastructure - 0.3%
Macquarie Infrastructure Corp.	12,376	312,494

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.4%
American Water Works Co., Inc.(a)	3,913	467,838

TOTAL COMMON STOCKS (Cost $105,142,163)		78,654,966

TOTAL LONG POSITIONS (Cost $105,142,163)		78,654,966

SHORT POSITIONS - (61.5)%

COMMON STOCKS - (61.5)%

Aerospace & Defense - (0.3)%
Textron, Inc.	(12,194)	(325,214)

Air Freight & Logistics - (0.4)%
FedEx Corp.	(3,458)	(419,317)

Airlines - (0.5)%
American Airlines Group, Inc.	(24,934)	(303,945)
Delta Air Lines, Inc.	(10,556)	(301,163)
		(605,108)
Auto Components - (1.2)%
Aptiv plc	(6,279)	(309,178)
Autoliv, Inc.	(7,371)	(339,140)
BorgWarner, Inc.	(15,743)	(383,657)
Lear Corp.	(4,368)	(354,900)
		(1,386,875)
Automobiles - (0.5)%
Harley-Davidson, Inc.	(15,925)	(301,460)
Thor Industries, Inc.	(6,552)	(276,364)
		(577,824)
Banks - (2.9)%
Bank OZK	(18,746)	(313,058)
Citigroup, Inc.	(7,644)	(321,965)
Citizens Financial Group, Inc.	(15,288)	(287,567)
East West Bancorp, Inc.	(12,467)	(320,901)
Hancock Whitney Corp.	(14,287)	(278,882)
PacWest Bancorp	(15,379)	(275,592)
Sterling Bancorp	(29,393)	(307,157)
SVB Financial Group*	(2,366)	(357,455)
TCF Financial Corp.	(13,195)	(298,999)
Webster Financial Corp.	(12,649)	(289,662)
Western Alliance Bancorp	(10,556)	(323,119)
		(3,374,357)
Beverages - (1.1)%
Constellation Brands, Inc., Class A	(2,912)	(417,464)
Molson Coors Beverage Co., Class B	(9,919)	(386,940)
Monster Beverage Corp.*	(7,826)	(440,291)
		(1,244,695)
Biotechnology - (3.5)%
Agios Pharmaceuticals, Inc.*	(10,647)	(377,756)
Alexion Pharmaceuticals, Inc.*	(5,278)	(473,912)
Biogen, Inc.*	(1,547)	(489,440)
Bluebird Bio, Inc.*	(6,916)	(317,859)
Blueprint Medicines Corp.*	(9,282)	(542,811)
FibroGen, Inc.*	(12,012)	(417,417)
Moderna, Inc.*	(21,203)	(635,030)
Sarepta Therapeutics, Inc.*	(4,459)	(436,179)
Ultragenyx Pharmaceutical, Inc.*	(8,918)	(396,227)
		(4,086,631)
Capital Markets - (3.1)%
Affiliated Managers Group, Inc.	(6,552)	(387,485)
Ameriprise Financial, Inc.	(3,458)	(354,376)
Eaton Vance Corp.	(11,739)	(378,583)
Evercore, Inc., Class A	(7,280)	(335,317)
Franklin Resources, Inc.	(22,477)	(375,141)
Invesco Ltd.	(34,307)	(311,508)
Lazard Ltd., Class A	(13,923)	(328,026)
Morgan Stanley	(11,011)	(374,374)
Northern Trust Corp.	(5,642)	(425,745)
Stifel Financial Corp.	(8,827)	(364,378)
		(3,634,933)
Chemicals - (1.6)%
Cabot Corp.	(13,195)	(344,653)
Eastman Chemical Co.	(8,008)	(373,013)
Huntsman Corp.	(26,572)	(383,434)
Ingevity Corp.*	(10,920)	(384,384)
Olin Corp.	(31,031)	(362,132)
		(1,847,616)
Commercial Services & Supplies - (0.3)%
Brink's Co. (The)	(6,279)	(326,822)

Communications Equipment - (1.5)%
Ciena Corp.*	(12,649)	(503,557)
CommScope Holding Co., Inc.*	(44,317)	(403,728)
Lumentum Holdings, Inc.*	(6,370)	(469,469)
Viavi Solutions, Inc.*	(37,310)	(418,245)
		(1,794,999)
Construction & Engineering - (0.6)%
Fluor Corp.	(50,505)	(348,989)
Quanta Services, Inc.	(12,831)	(407,128)
		(756,117)
Consumer Finance - (0.5)%
Capital One Financial Corp.	(5,642)	(284,470)
Discover Financial Services	(7,553)	(269,415)
		(553,885)
Containers & Packaging - (0.4)%
Westrock Co.	(14,833)	(419,181)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Diversified Financial Services - (0.6)%
Equitable Holdings, Inc.	(22,932)	(331,367)
Jefferies Financial Group, Inc.	(24,752)	(338,360)
		(669,727)
Electric Utilities - (1.0)%
Exelon Corp.	(11,284)	(415,364)
NRG Energy, Inc.	(14,833)	(404,347)
PPL Corp.	(16,107)	(397,521)
		(1,217,232)
Electrical Equipment - (1.6)%
EnerSys	(7,826)	(387,543)
nVent Electric plc	(20,111)	(339,273)
Regal Beloit Corp.	(6,188)	(389,535)
Rockwell Automation, Inc.	(2,730)	(411,984)
Sensata Technologies Holding plc*	(12,103)	(350,140)
		(1,878,475)
Electronic Equipment, Instruments & Components - (1.8)%
Belden, Inc.	(12,194)	(439,960)
Cognex Corp.	(10,920)	(461,042)
Coherent, Inc.*	(3,822)	(406,699)
IPG Photonics Corp.*	(3,822)	(421,490)
Jabil, Inc.	(15,197)	(373,542)
		(2,102,733)
Energy Equipment & Services - (0.7)%
Core Laboratories NV	(18,291)	(189,129)
Patterson-UTI Energy, Inc.	(85,631)	(201,233)
TechnipFMC plc	(33,579)	(226,322)
Transocean Ltd.*	(146,874)	(170,374)
		(787,058)
Entertainment - (0.4)%
Netflix, Inc.*	(1,365)	(512,557)

Equity Real Estate Investment Trusts (REITs) - (3.7)%
Brixmor Property Group, Inc.	(26,754)	(254,163)
Colony Capital, Inc.	(126,581)	(221,517)
Host Hotels & Resorts, Inc.	(33,124)	(365,689)
Hudson Pacific Properties, Inc.	(14,924)	(378,473)
Kimco Realty Corp.	(27,755)	(268,391)
Macerich Co. (The)	(23,933)	(134,743)
Outfront Media, Inc.	(18,200)	(245,336)
Park Hotels & Resorts, Inc.	(25,844)	(204,426)
Pebblebrook Hotel Trust	(23,660)	(257,657)
PotlatchDeltic Corp.	(13,377)	(419,904)
Rayonier, Inc.	(18,655)	(439,325)
RLJ Lodging Trust	(36,036)	(278,198)
Simon Property Group, Inc.	(3,913)	(214,667)
Weingarten Realty Investors	(18,109)	(261,313)
Weyerhaeuser Co.	(18,928)	(320,829)
		(4,264,631)
Food & Staples Retailing - (0.4)%
Walgreens Boots Alliance, Inc.	(10,738)	(491,263)

Food Products - (1.1)%
Conagra Brands, Inc.	(18,564)	(544,668)
Darling Ingredients, Inc.*	(19,019)	(364,594)
Post Holdings, Inc.*	(4,823)	(400,164)
		(1,309,426)
Gas Utilities - (1.6)%
National Fuel Gas Co.	(13,377)	(498,829)
New Jersey Resources Corp.	(13,559)	(460,599)
South Jersey Industries, Inc.	(17,745)	(443,625)
Spire, Inc.	(6,461)	(481,215)
		(1,884,268)
Health Care Equipment & Supplies - (0.4)%
ABIOMED, Inc.*	(3,185)	(462,335)

Health Care Providers & Services - (2.3)%
Acadia Healthcare Co., Inc.*	(16,471)	(302,243)
Cardinal Health, Inc.	(9,646)	(462,429)
DaVita, Inc.*	(6,370)	(484,502)
Guardant Health, Inc.*	(6,097)	(424,351)
HCA Healthcare, Inc.	(3,822)	(343,407)
HealthEquity, Inc.*	(6,825)	(345,277)
Tenet Healthcare Corp.*	(18,564)	(267,322)
		(2,629,531)
Health Care Technology - (0.5)%
Teladoc Health, Inc.*	(3,822)	(592,448)

Hotels, Restaurants & Leisure - (0.8)%
Hilton Grand Vacations, Inc.*	(18,291)	(288,449)
Las Vegas Sands Corp.	(8,463)	(359,424)
Wynn Resorts Ltd.	(4,550)	(273,864)
		(921,737)
Household Products - (0.3)%
Energizer Holdings, Inc.	(11,193)	(338,588)

Independent Power and Renewable Electricity Producers - (0.7)%
AES Corp.	(29,484)	(400,983)
Vistra Energy Corp.	(25,116)	(400,851)
		(801,834)
Insurance - (1.4)%
Brighthouse Financial, Inc.*	(13,468)	(325,522)
Lincoln National Corp.	(10,738)	(282,624)
Principal Financial Group, Inc.	(11,102)	(347,937)
Prudential Financial, Inc.	(6,461)	(336,876)
Unum Group	(20,930)	(314,159)
		(1,607,118)
Interactive Media & Services - (1.0)%
Snap, Inc., Class A*	(34,762)	(413,320)
TripAdvisor, Inc.	(20,657)	(359,225)
Twitter, Inc.*	(14,924)	(366,534)
		(1,139,079)
Internet & Direct Marketing Retail - (0.7)%
Etsy, Inc.*	(8,463)	(325,318)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Qurate Retail, Inc., Series A*	(73,983)	(451,666)
		(776,984)
IT Services - (0.6)%
DXC Technology Co.	(20,384)	(266,011)
MongoDB, Inc.*	(3,276)	(447,305)
		(713,316)
Leisure Products - (0.6)%
Mattel, Inc.*	(41,678)	(367,183)
Polaris, Inc.	(6,006)	(289,189)
		(656,372)
Life Sciences Tools & Services - (0.6)%
PRA Health Sciences, Inc.*	(5,096)	(423,172)
Syneos Health, Inc.*	(7,826)	(308,501)
		(731,673)
Machinery - (3.0)%
Caterpillar, Inc.	(4,004)	(464,624)
Colfax Corp.*	(14,742)	(291,892)
Flowserve Corp.	(12,285)	(293,489)
Kennametal, Inc.	(17,654)	(328,717)
Oshkosh Corp.	(6,643)	(427,344)
Parker-Hannifin Corp.	(2,730)	(354,163)
Stanley Black & Decker, Inc.	(3,549)	(354,900)
Terex Corp.	(22,295)	(320,156)
Timken Co. (The)	(11,011)	(356,096)
Westinghouse Air Brake Technologies Corp.	(7,189)	(346,006)
		(3,537,387)
Media - (0.9)%
DISH Network Corp., Class A*	(14,651)	(292,874)
Liberty Latin America Ltd., Class C*	(32,305)	(331,449)
New York Times Co. (The), Class A	(13,013)	(399,629)
		(1,023,952)
Metals & Mining - (0.9)%
Alcoa Corp.*	(35,945)	(221,421)
Allegheny Technologies, Inc.*	(28,119)	(239,012)
Carpenter Technology Corp.	(13,195)	(257,302)
Freeport-McMoRan, Inc.	(50,596)	(341,523)
		(1,059,258)
Multiline Retail - (0.1)%
Macy's, Inc.	(37,037)	(181,852)

Multi-Utilities - (0.3)%
MDU Resources Group, Inc.	(17,472)	(375,648)

Oil, Gas & Consumable Fuels - (0.9)%
Concho Resources, Inc.	(7,189)	(308,049)
Continental Resources, Inc.	(25,935)	(198,143)
Delek US Holdings, Inc.	(22,568)	(355,672)
Devon Energy Corp.	(30,212)	(208,765)
		(1,070,629)
Personal Products - (0.6)%
Coty, Inc., Class A	(51,961)	(268,119)
Nu Skin Enterprises, Inc., Class A	(19,838)	(433,460)
		(701,579)
Pharmaceuticals - (0.8)%
Nektar Therapeutics*	(24,388)	(435,326)
Perrigo Co. plc	(9,646)	(463,876)
		(899,202)
Professional Services - (0.5)%
ASGN, Inc.*	(9,464)	(334,268)
Insperity, Inc.	(7,280)	(271,544)
		(605,812)
Real Estate Management & Development - (0.8)%
CBRE Group, Inc., Class A*	(8,554)	(322,571)
Howard Hughes Corp. (The)*	(4,550)	(229,866)
Jones Lang LaSalle, Inc.	(3,276)	(330,811)
		(883,248)
Road & Rail - (0.3)%
Ryder System, Inc.	(12,831)	(339,252)

Semiconductors & Semiconductor Equipment - (5.6)%
Advanced Micro Devices, Inc.*	(11,011)	(500,780)
Applied Materials, Inc.	(8,554)	(391,944)
Cree, Inc.*	(10,829)	(383,997)
Lam Research Corp.	(1,729)	(414,960)
Marvell Technology Group Ltd.	(23,387)	(529,248)
Maxim Integrated Products, Inc.	(8,918)	(433,504)
Microchip Technology, Inc.	(5,369)	(364,018)
Micron Technology, Inc.*	(9,464)	(398,056)
MKS Instruments, Inc.	(5,005)	(407,657)
NVIDIA Corp.	(1,911)	(503,740)
Semtech Corp.*	(12,558)	(470,925)
Silicon Laboratories, Inc.*	(5,551)	(474,111)
Skyworks Solutions, Inc.	(5,005)	(447,347)
Teradyne, Inc.	(8,372)	(453,511)
Universal Display Corp.	(3,094)	(407,727)
		(6,581,525)
Software - (0.9)%
Nutanix, Inc., Class A*	(20,293)	(320,630)
SS&C Technologies Holdings, Inc.	(8,827)	(386,799)
Trade Desk, Inc. (The), Class A*	(1,729)	(333,697)
		(1,041,126)
Specialty Retail - (0.5)%
Carvana Co.*	(6,006)	(330,871)
Foot Locker, Inc.	(13,286)	(292,956)
		(623,827)
Technology Hardware, Storage & Peripherals - (1.0)%
NetApp, Inc.	(10,647)	(443,873)
Pure Storage, Inc., Class A*	(31,759)	(390,636)
Xerox Holdings Corp.	(15,106)	(286,108)
		(1,120,617)
Textiles, Apparel & Luxury Goods - (2.0)%
Capri Holdings Ltd.*	(19,383)	(209,143)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Carter's, Inc.	(5,278)	(346,923)
Hanesbrands, Inc.	(38,129)	(300,075)
PVH Corp.	(6,734)	(253,468)
Ralph Lauren Corp.	(4,732)	(316,239)
Skechers U.S.A., Inc., Class A*	(14,924)	(354,296)
Tapestry, Inc.	(21,203)	(274,579)
Under Armour, Inc., Class A*	(35,035)	(322,672)
		(2,377,395)
Trading Companies & Distributors - (0.8)%
Air Lease Corp.	(12,740)	(282,063)
United Rentals, Inc.*	(3,731)	(383,920)
Univar Solutions, Inc.*	(29,029)	(311,191)
		(977,174)
Wireless Telecommunication Services - (0.4)%
T-Mobile US, Inc.*	(5,460)	(458,094)

TOTAL COMMON STOCKS (Proceeds $(115,920,108))		(71,699,536)

TOTAL SHORT POSITIONS (Proceeds $(115,920,108))		(71,699,536)

Total Investments - 6.0% (Cost $(10,777,945))		6,955,430
Other Assets Less Liabilities - 94.0%		109,588,662
Net Assets - 100.0%		116,544,092

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $27,667,219.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2020 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2020

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	10,816,309	9/30/2021	Morgan Stanley	1.34%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	(1,846,660)
USD	(10,367,609)	9/30/2021	Morgan Stanley	(0.59)%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	3,752,045
							1,905,385

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 97.8%

COMMON STOCKS - 91.6%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	303	28,306

Automobiles - 1.9%
Ford Motor Co.	5,835	28,183
General Motors Co.(a)	1,335	27,741
		55,924
Banks - 3.9%
PacWest Bancorp	1,602	28,708
People's United Financial, Inc.	2,565	28,343
Umpqua Holdings Corp.	2,652	28,907
Wells Fargo & Co.	990	28,413
		114,371
Beverages - 1.0%
Molson Coors Beverage Co., Class B	732	28,555

Biotechnology - 1.9%
AbbVie, Inc.(a)	372	28,343
Gilead Sciences, Inc.(a)	381	28,483
		56,826
Capital Markets - 1.9%
Franklin Resources, Inc.	1,695	28,290
Virtu Financial, Inc., Class A	1,392	28,981
		57,271
Chemicals - 1.0%
Eastman Chemical Co.	603	28,088

Communications Equipment - 0.9%
Juniper Networks, Inc.(a)	1,458	27,906

Containers & Packaging - 2.9%
International Paper Co.(a)	927	28,858
Sonoco Products Co.	621	28,783
Westrock Co.	999	28,232
		85,873
Diversified Consumer Services - 1.0%
H&R Block, Inc.(a)	2,001	28,174

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	972	28,334
Verizon Communications, Inc.	531	28,530
		56,864
Electric Utilities - 4.8%
Duke Energy Corp.(a)	351	28,389
Edison International(a)	522	28,600
OGE Energy Corp.	927	28,487
PPL Corp.	1,143	28,209
Southern Co. (The)	519	28,099
		141,784
Energy Equipment & Services - 1.9%
Baker Hughes Co.(a)	2,661	27,941
Helmerich & Payne, Inc.	1,830	28,639
		56,580
Entertainment - 1.0%
Cinemark Holdings, Inc.(a)	2,775	28,277

Equity Real Estate Investment Trusts (REITs) - 10.0%
Apple Hospitality REIT, Inc.(a)	3,285	30,123
Brixmor Property Group, Inc.	3,021	28,700
EPR Properties(a)	1,173	28,410
Iron Mountain, Inc.(a)	1,206	28,703
Kimco Realty Corp.	2,997	28,981
Omega Healthcare Investors, Inc.	1,113	29,539
Sabra Health Care REIT, Inc.	2,655	28,993
Service Properties Trust	5,460	29,484
Simon Property Group, Inc.	525	28,801
VEREIT, Inc.	6,084	29,751
		291,485
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	615	28,136

Food Products - 2.9%
Archer-Daniels-Midland Co.(a)	807	28,390
General Mills, Inc.(a)	540	28,496
Kellogg Co.(a)	471	28,255
		85,141
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.(a)	591	28,333

Hotels, Restaurants & Leisure - 2.9%
Cracker Barrel Old Country Store, Inc.	339	28,212
Las Vegas Sands Corp.(a)	669	28,412
Wynn Resorts Ltd.	474	28,530
		85,154
Household Durables - 1.9%
Leggett & Platt, Inc.	1,065	28,414
Newell Brands, Inc.	2,145	28,486
		56,900
Independent Power and Renewable Electricity Producers - 2.0%
NextEra Energy Partners LP	672	28,896
TerraForm Power, Inc., Class A	1,800	28,386
		57,282
Industrial Conglomerates - 1.0%
3M Co.(a)	207	28,258

Insurance - 2.9%
Principal Financial Group, Inc.	900	28,206
Prudential Financial, Inc.	549	28,625
Unum Group	1,872	28,099
		84,930

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
IT Services - 1.9%
International Business Machines Corp.(a)	255	28,287
Western Union Co. (The)	1,551	28,120
		56,407
Leisure Products - 1.0%
Hasbro, Inc.	399	28,548

Media - 1.9%
Interpublic Group of Cos., Inc. (The)(a)	1,752	28,365
Omnicom Group, Inc.	513	28,164
		56,529
Metals & Mining - 2.0%
Nucor Corp.	795	28,636
Steel Dynamics, Inc.	1,284	28,941
		57,577
Mortgage Real Estate Investment Trusts (REITs) - 5.0%
Blackstone Mortgage Trust, Inc., Class A(a)	1,545	28,768
Chimera Investment Corp.(a)	3,108	28,283
MFA Financial, Inc.(a)	20,727	32,127
New Residential Investment Corp.	5,667	28,391
Starwood Property Trust, Inc.	2,733	28,013
		145,582
Multiline Retail - 0.9%
Nordstrom, Inc.(a)	1,821	27,934

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.(a)	1,815	28,042
Consolidated Edison, Inc.(a)	366	28,548
Public Service Enterprise Group, Inc.	630	28,293
		84,883
Oil, Gas & Consumable Fuels - 10.8%
Apache Corp.	6,657	27,826
Chevron Corp.(a)	396	28,694
Exxon Mobil Corp.	750	28,478
HollyFrontier Corp.	1,140	27,941
Kinder Morgan, Inc.(a)	2,073	28,856
Marathon Petroleum Corp.(a)	1,215	28,698
ONEOK, Inc.	1,359	29,640
Phillips 66	537	28,810
Targa Resources Corp.	4,422	30,556
Valero Energy Corp.	624	28,305
Williams Cos., Inc. (The)	2,052	29,036
		316,840
Pharmaceuticals - 1.0%
Pfizer, Inc.	870	28,397

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc.(a)	117	27,741

Specialty Retail - 1.0%
Foot Locker, Inc.(a)	1,293	28,511

Technology Hardware, Storage & Peripherals - 2.9%
Hewlett Packard Enterprise Co.	2,907	28,227
NetApp, Inc.	687	28,641
Western Digital Corp.	684	28,468
		85,336
Textiles, Apparel & Luxury Goods - 1.9%
Hanesbrands, Inc.(a)	3,531	27,789
Tapestry, Inc.	2,130	27,583
		55,372
Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	3,048	28,621

Tobacco - 1.9%
Altria Group, Inc.(a)	738	28,538
Philip Morris International, Inc.	387	28,236
		56,774
Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co., Inc., Class A	519	28,529
Watsco, Inc.	183	28,920
		57,449
TOTAL COMMON STOCKS (Cost $3,504,561)		2,682,919

MASTER LIMITED PARTNERSHIPS - 6.2%

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	591	28,616

Oil, Gas & Consumable Fuels - 5.2%
Cheniere Energy Partners LP	1,161	31,359
Energy Transfer LP(a)	6,354	29,228
Enterprise Products Partners LP(a)	2,085	29,815
Magellan Midstream Partners LP(a)	837	30,542
Shell Midstream Partners LP	3,168	31,617
		152,561
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $287,471)		181,177

TOTAL LONG POSITIONS (Cost $3,792,032)		2,864,096

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
SHORT POSITIONS - (48.1)%

COMMON STOCKS - (46.9)%

Aerospace & Defense - (0.5)%
Teledyne Technologies, Inc.*	(24)	(7,134)
TransDigm Group, Inc.	(21)	(6,724)
		(13,858)
Air Freight & Logistics - (0.2)%
XPO Logistics, Inc.*	(144)	(7,020)

Airlines - (0.3)%
United Airlines Holdings, Inc.*	(228)	(7,193)

Automobiles - (0.2)%
Tesla, Inc.*	(12)	(6,288)

Banks - (1.7)%
Commerce Bancshares, Inc.	(144)	(7,250)
First Citizens BancShares, Inc., Class A	(21)	(6,990)
First Financial Bankshares, Inc.	(261)	(7,005)
First Republic Bank	(84)	(6,912)
Pinnacle Financial Partners, Inc.	(189)	(7,095)
SVB Financial Group*	(45)	(6,799)
Western Alliance Bancorp	(234)	(7,163)
		(49,214)
Beverages - (0.7)%
Boston Beer Co., Inc. (The), Class A*	(18)	(6,616)
Brown-Forman Corp., Class B	(126)	(6,994)
Monster Beverage Corp.*	(126)	(7,089)
		(20,699)
Capital Markets - (3.4)%
Cboe Global Markets, Inc.	(78)	(6,962)
CME Group, Inc.	(42)	(7,262)
E*TRADE Financial Corp.	(204)	(7,001)
FactSet Research Systems, Inc.	(27)	(7,038)
Intercontinental Exchange, Inc.	(87)	(7,025)
LPL Financial Holdings, Inc.	(129)	(7,021)
MarketAxess Holdings, Inc.	(21)	(6,984)
Moody's Corp.	(33)	(6,980)
Morningstar, Inc.	(60)	(6,975)
MSCI, Inc.	(24)	(6,935)
Raymond James Financial, Inc.	(111)	(7,015)
S&P Global, Inc.	(30)	(7,352)
SEI Investments Co.	(153)	(7,090)
Stifel Financial Corp.	(174)	(7,183)
		(98,823)
Chemicals - (1.2)%
Balchem Corp.	(75)	(7,404)
Corteva, Inc.	(300)	(7,050)
Ecolab, Inc.	(45)	(7,012)
Mosaic Co. (The)	(669)	(7,239)
Sherwin-Williams Co. (The)	(15)	(6,893)
		(35,598)
Commercial Services & Supplies - (0.2)%
Copart, Inc.*	(102)	(6,989)

Construction & Engineering - (0.3)%
AECOM*	(246)	(7,343)

Construction Materials - (0.7)%
Eagle Materials, Inc.	(123)	(7,186)
Martin Marietta Materials, Inc.	(36)	(6,812)
Vulcan Materials Co.	(66)	(7,133)
		(21,131)
Consumer Finance - (1.2)%
American Express Co.	(81)	(6,934)
Credit Acceptance Corp.*	(27)	(6,904)
FirstCash, Inc.	(102)	(7,318)
LendingTree, Inc.*	(39)	(7,152)
SLM Corp.	(1,002)	(7,204)
		(35,512)
Containers & Packaging - (0.7)%
Ball Corp.	(108)	(6,983)
Berry Global Group, Inc.*	(210)	(7,079)
Crown Holdings, Inc.*	(123)	(7,139)
		(21,201)
Distributors - (0.2)%
LKQ Corp.*	(342)	(7,014)

Diversified Consumer Services - (0.7)%
Bright Horizons Family Solutions, Inc.*	(69)	(7,038)
Chegg, Inc.*	(201)	(7,192)
ServiceMaster Global Holdings, Inc.*	(267)	(7,209)
		(21,439)
Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(39)	(7,130)
Voya Financial, Inc.	(174)	(7,056)
		(14,186)
Electric Utilities - (1.9)%
Alliant Energy Corp.	(147)	(7,099)
Eversource Energy	(90)	(7,039)
IDACORP, Inc.	(81)	(7,111)
NextEra Energy, Inc.	(30)	(7,218)
NRG Energy, Inc.	(258)	(7,033)
PNM Resources, Inc.	(189)	(7,182)
Portland General Electric Co.	(147)	(7,047)
Xcel Energy, Inc.	(117)	(7,055)
		(56,784)
Energy Equipment & Services - (0.8)%
Halliburton Co.	(1,719)	(11,775)
National Oilwell Varco, Inc.	(1,212)	(11,914)
		(23,689)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Entertainment - (0.5)%
Electronic Arts, Inc.*	(72)	(7,212)
Netflix, Inc.*	(18)	(6,759)
		(13,971)
Equity Real Estate Investment Trusts (REITs) - (1.0)%
American Homes 4 Rent, Class A	(318)	(7,377)
Equity Commonwealth	(228)	(7,230)
Rexford Industrial Realty, Inc.	(183)	(7,505)
SBA Communications Corp.	(27)	(7,289)
		(29,401)
Food & Staples Retailing - (1.0)%
Casey's General Stores, Inc.	(54)	(7,155)
Costco Wholesale Corp.	(24)	(6,843)
Performance Food Group Co.*	(282)	(6,971)
US Foods Holding Corp.*	(396)	(7,013)
		(27,982)
Food Products - (1.2)%
Beyond Meat, Inc.*	(105)	(6,993)
Darling Ingredients, Inc.*	(378)	(7,246)
J&J Snack Foods Corp.	(60)	(7,260)
Lamb Weston Holdings, Inc.	(123)	(7,023)
Post Holdings, Inc.*	(87)	(7,219)
		(35,741)
Gas Utilities - (0.5)%
Atmos Energy Corp.	(72)	(7,144)
ONE Gas, Inc.	(87)	(7,275)
		(14,419)
Health Care Equipment & Supplies - (1.2)%
Boston Scientific Corp.*	(216)	(7,048)
DexCom, Inc.*	(27)	(7,270)
Edwards Lifesciences Corp.*	(36)	(6,790)
IDEXX Laboratories, Inc.*	(27)	(6,541)
Intuitive Surgical, Inc.*	(15)	(7,428)
		(35,077)
Health Care Providers & Services - (0.3)%
Centene Corp.*	(120)	(7,129)

Hotels, Restaurants & Leisure - (0.7)%
Caesars Entertainment Corp.*	(654)	(4,421)
Chipotle Mexican Grill, Inc.*	(12)	(7,853)
Planet Fitness, Inc., Class A*	(141)	(6,867)
		(19,141)
Household Durables - (0.5)%
Mohawk Industries, Inc.*	(93)	(7,090)
NVR, Inc.*	(3)	(7,708)
		(14,798)
Household Products - (0.2)%
Church & Dwight Co., Inc.	(111)	(7,124)

Independent Power and Renewable Electricity Producers - (0.5)%
Ormat Technologies, Inc.	(105)	(7,105)
Vistra Energy Corp.	(444)	(7,086)
		(14,191)
Insurance - (3.2)%
Alleghany Corp.	(12)	(6,628)
Arthur J Gallagher & Co.	(87)	(7,091)
Brighthouse Financial, Inc.*	(291)	(7,034)
Brown & Brown, Inc.	(198)	(7,172)
Globe Life, Inc.	(96)	(6,909)
Kemper Corp.	(96)	(7,140)
Loews Corp.	(204)	(7,105)
Markel Corp.*	(9)	(8,351)
Primerica, Inc.	(81)	(7,167)
Progressive Corp. (The)	(96)	(7,089)
RLI Corp.	(81)	(7,122)
Selective Insurance Group, Inc.	(141)	(7,008)
WR Berkley Corp.	(138)	(7,199)
		(93,015)
Interactive Media & Services - (1.0)%
Alphabet, Inc., Class A*	(6)	(6,972)
Facebook, Inc., Class A*	(42)	(7,005)
Snap, Inc., Class A*	(591)	(7,027)
Twitter, Inc.*	(285)	(7,000)
		(28,004)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(3)	(5,849)
Booking Holdings, Inc.*	(6)	(8,072)
Etsy, Inc.*	(186)	(7,150)
Grubhub, Inc.*	(177)	(7,209)
Wayfair, Inc., Class A*	(129)	(6,894)
		(35,174)
IT Services - (1.2)%
Fiserv, Inc.*	(75)	(7,124)
FleetCor Technologies, Inc.*	(36)	(6,716)
PayPal Holdings, Inc.*	(72)	(6,893)
Square, Inc., Class A*	(135)	(7,071)
VeriSign, Inc.*	(39)	(7,024)
		(34,828)
Life Sciences Tools & Services - (0.5)%
Illumina, Inc.*	(27)	(7,374)
IQVIA Holdings, Inc.*	(66)	(7,119)
		(14,493)
Media - (0.9)%
Charter Communications, Inc., Class A*	(15)	(6,545)
Discovery, Inc., Class A*	(360)	(6,998)
DISH Network Corp., Class A*	(354)	(7,077)
Liberty Broadband Corp., Class C*	(63)	(6,975)
		(27,595)
Metals & Mining - (0.2)%
Royal Gold, Inc.	(81)	(7,105)

Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(96)	(7,053)

Multi-Utilities - (1.5)%
Ameren Corp.	(96)	(6,992)

AGF Investments Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
Black Hills Corp.	(111)	(7,107)
CMS Energy Corp.	(120)	(7,050)
MDU Resources Group, Inc.	(333)	(7,159)
Sempra Energy	(63)	(7,118)
WEC Energy Group, Inc.	(81)	(7,139)
		(42,565)
Oil, Gas & Consumable Fuels - (6.5)%
Cabot Oil & Gas Corp.	(681)	(11,706)
Cheniere Energy, Inc.*	(357)	(11,960)
Cimarex Energy Co.	(705)	(11,865)
Concho Resources, Inc.	(267)	(11,441)
ConocoPhillips	(381)	(11,735)
Devon Energy Corp.	(1,683)	(11,630)
Diamondback Energy, Inc.	(447)	(11,711)
EOG Resources, Inc.	(321)	(11,530)
Hess Corp.	(351)	(11,688)
Marathon Oil Corp.	(879)	(2,892)
Noble Energy, Inc.	(1,959)	(11,832)
Occidental Petroleum Corp.	(1,032)	(11,951)
Parsley Energy, Inc., Class A	(2,100)	(12,033)
Pioneer Natural Resources Co.	(171)	(11,996)
Tallgrass Energy LP, Class A	(678)	(11,160)
Texas Pacific Land Trust	(30)	(11,400)
WPX Energy, Inc.*	(3,852)	(11,749)
		(190,279)
Personal Products - (0.3)%
Estee Lauder Cos., Inc. (The), Class A	(45)	(7,170)

Professional Services - (0.2)%
CoStar Group, Inc.*	(12)	(7,047)

Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A*	(186)	(7,014)
Howard Hughes Corp. (The)*	(141)	(7,123)
Jones Lang LaSalle, Inc.	(69)	(6,968)
		(21,105)
Road & Rail - (0.5)%
Lyft, Inc., Class A*	(267)	(7,169)
Uber Technologies, Inc.*	(258)	(7,203)
		(14,372)
Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.*	(153)	(6,958)
Micron Technology, Inc.*	(165)	(6,940)
		(13,898)
Software - (1.7)%
Adobe, Inc.*	(21)	(6,683)
ANSYS, Inc.*	(30)	(6,974)
Autodesk, Inc.*	(45)	(7,025)
salesforce.com, Inc.*	(48)	(6,911)
ServiceNow, Inc.*	(24)	(6,878)
Splunk, Inc.*	(57)	(7,195)
Workday, Inc., Class A*	(54)	(7,032)
		(48,698)
Specialty Retail - (1.7)%
AutoZone, Inc.*	(9)	(7,614)
Burlington Stores, Inc.*	(45)	(7,131)
CarMax, Inc.*	(129)	(6,944)
Five Below, Inc.*	(102)	(7,179)
Floor & Decor Holdings, Inc., Class A*	(219)	(7,028)
O'Reilly Automotive, Inc.*	(24)	(7,225)
Ulta Beauty, Inc.*	(39)	(6,852)
		(49,973)
Textiles, Apparel & Luxury Goods - (0.7)%
Deckers Outdoor Corp.*	(54)	(7,236)
Skechers U.S.A., Inc., Class A*	(294)	(6,980)
Under Armour, Inc., Class A*	(762)	(7,018)
		(21,234)
Thrifts & Mortgage Finance - (0.5)%
MGIC Investment Corp.	(1,107)	(7,029)
Radian Group, Inc.	(543)	(7,032)
		(14,061)
Trading Companies & Distributors - (0.2)%
United Rentals, Inc.*	(69)	(7,100)

Water Utilities - (0.5)%
American Water Works Co., Inc.	(60)	(7,174)
Essential Utilities, Inc.	(180)	(7,326)
		(14,500)
TOTAL COMMON STOCKS (Proceeds $(1,781,125))		(1,372,224)

MASTER LIMITED PARTNERSHIPS - (1.2)%

Oil, Gas & Consumable Fuels - (1.2)%
EQM Midstream Partners LP	(1,044)	(12,319)
Plains All American Pipeline LP	(2,310)	(12,197)
Western Midstream Partners LP	(3,660)	(11,858)

TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(53,130))		(36,374)

TOTAL SHORT POSITIONS (Proceeds $(1,834,255))		(1,408,598)

Total Investments - 49.7% (Cost $1,957,777)		1,455,498
Other Assets Less Liabilities - 50.3%		1,471,725
Net Assets - 100.0%		2,927,223

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $813,228.

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.6%

Construction & Engineering - 4.3%
Vinci SA	1,104	91,351

Diversified Telecommunication Services - 5.3%
Cellnex Telecom SA	292	13,291
China Tower Corp. Ltd., Class H	388,850	86,817
Infrastrutture Wireless Italiane SpA	1,276	13,865
		113,973
Electric Utilities - 13.9%
AusNet Services	7,744	8,180
Duke Energy Corp.	288	23,293
Edison International	440	24,108
EDP - Energias do Brasil SA	4,178	13,090
Elia Group SA/NV	88	8,623
Endesa SA	292	6,252
Eversource Energy	420	32,848
Fortis, Inc.	1,410	54,374
Mercury NZ Ltd.	3,842	9,612
OGE Energy Corp.	530	16,287
Power Assets Holdings Ltd.	2,848	16,967
Southern Co. (The)	506	27,395
SSE plc	986	15,913
Terna Rete Elettrica Nazionale SpA	2,704	17,135
Xcel Energy, Inc.	380	22,914
		296,991
Equity Real Estate Investment Trusts (REITs) - 23.2%
American Tower Corp.	1,034	225,154
Ascendas REIT	5,303	10,567
Crown Castle International Corp.	1,190	171,836
Digital Realty Trust, Inc.	208	28,893
SBA Communications Corp.	146	39,416
STAG Industrial, Inc.	798	17,971
		493,837
Gas Utilities - 3.1%
Atmos Energy Corp.	246	24,410
China Resources Gas Group Ltd.	2,426	12,179
Enagas SA	506	10,066
Hong Kong & China Gas Co. Ltd.	7,014	11,534
Spire, Inc.	120	8,938
		67,127
Independent Power and Renewable Electricity Producers - 1.5%
Capital Power Corp.	550	10,611
CGN Power Co. Ltd., Class H	37,802	8,648
Engie Brasil Energia SA	1,598	11,969
		31,228
Machinery - 0.1%
Cargotec OYJ, Class B	126	2,343

Multi-Utilities - 14.2%
A2A SpA	6,104	7,594
AGL Energy Ltd.	502	5,376
Consolidated Edison, Inc.	532	41,496
DTE Energy Co.	242	22,983
E.ON SE	1,698	17,857
National Grid plc	7,170	84,036
NorthWestern Corp.	234	14,000
REN - Redes Energeticas Nacionais SGPS SA	3,650	9,322
Sempra Energy	604	68,246
Veolia Environnement SA	430	9,199
WEC Energy Group, Inc.	248	21,856
		301,965
Oil, Gas & Consumable Fuels - 17.7%
Enbridge, Inc.	5,202	151,480
Kinder Morgan, Inc.	4,064	56,571
ONEOK, Inc.	582	12,693
Pembina Pipeline Corp.	1,444	27,089
TC Energy Corp.	2,168	96,361
Williams Cos., Inc. (The)	2,308	32,658
		376,852
Road & Rail - 2.3%
BTS Group Holdings PCL	31,366	8,695
Canadian National Railway Co.	82	6,411
Kyushu Railway Co.	416	11,963
Union Pacific Corp.	156	22,002
		49,071
Transportation Infrastructure - 7.7%
Aena SME SA	322	35,140
ASTM SpA	563	9,890
Atlantia SpA	498	6,242
Auckland International Airport Ltd.	2,354	6,938
COSCO SHIPPING Ports Ltd.	11,206	5,395
Flughafen Zurich AG (Registered)*	83	9,343
Grupo Aeroportuario del Pacifico SAB de CV, ADR	242	13,053
Jiangsu Expressway Co. Ltd., Class H	7,254	8,078
Shenzhen Expressway Co. Ltd., Class H	11,032	11,204
Sydney Airport	4,694	16,424
Transurban Group	5,828	42,875
		164,582
Water Utilities - 4.3%
American Water Works Co., Inc.	334	39,933
Guangdong Investment Ltd.	11,750	22,535
United Utilities Group plc	2,600	29,034
		91,502
TOTAL COMMON STOCKS (Cost $2,404,160)		2,080,822

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 1.0%

SPDR S&P Global Infrastructure ETF
(Cost $28,802)	524	20,457

MASTER LIMITED PARTNERSHIPS - 0.3%

Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP (Cost $22,739)	1,522	7,001

Total Investments - 98.9% (Cost $2,455,701)		2,108,280
Other Assets Less Liabilities - 1.1%		23,966
Net Assets - 100.0%		2,132,246

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of March 31, 2020:

Australia	3.4%
Belgium	0.4%
Brazil	1.2%
Canada	16.3%
China	7.3%
Finland	0.1%
France	4.7%
Germany	0.8%
Hong Kong	1.3%
Italy	2.6%
Japan	0.6%
Mexico	0.6%
New Zealand	0.8%
Portugal	0.4%
Singapore	0.5%
Spain	3.0%
Switzerland	0.4%
Thailand	0.4%
United Kingdom	6.1%
United States	48.0%
Other(1)	1.1%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

AGF Investments Trust

AGFiQ Dynamic Hedged U.S. Equity ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 82.8%

Communication Services Select Sector SPDR Fund	4,892	216,422
Consumer Discretionary Select Sector SPDR Fund	1,378	135,154
Consumer Staples Select Sector SPDR Fund	2,777	151,263
Energy Select Sector SPDR Fund	541	15,721
Financial Select Sector SPDR Fund	12,391	257,981
Health Care Select Sector SPDR Fund	4,582	405,874
Industrial Select Sector SPDR Fund	4,305	254,038
Materials Select Sector SPDR Fund	1,062	47,832
Real Estate Select Sector SPDR Fund	3,309	102,579
Technology Select Sector SPDR Fund	4,723	379,588
Utilities Select Sector SPDR Fund	329	18,230
TOTAL EXCHANGE TRADED FUNDS (Cost $2,185,128)		1,984,682

Total Investments - 82.8% (Cost $2,185,128)		1,984,682
Other Assets Less Liabilities - 17.2%		412,653
Net Assets - 100.0%		2,397,335

Investment in a company which was affiliated for the period ended March 31, 2020, was as follows:

Security	Value June 30, 2019	Purchases at Cost	Sales Proceeds	Shares March 31, 2020	Value March 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$494,146	$41,619	$631,049	–	$–	$5,747	$4,093	$89,537